As filed with the U.S. Securities and Exchange Commission on October 25, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

August 31, 2022

Nationwide ETFs

Nationwide Nasdaq-100® Risk-Managed Income ETF| NUSI
(formerly known as Nationwide Risk-Managed Income ETF)

Nationwide Dow Jones® Risk-Managed Income ETF| NDJI

Nationwide Russell 2000® Risk-Managed Income ETF| NTKI

Nationwide S&P 500® Risk-Managed Income ETF| NSPI

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Nationwide ETFs

Letter to Investors (Unaudited)

August 31, 2022

Dear Investor,

During this continued period of volatility, Nationwide is focused on caring for our employees, communities and you, our investors. We remain steadfast in our commitment to protecting people, businesses and futures with extraordinary care.

Equity markets faced a convergence of macro uncertainties and volatility during the annual reporting period ended August 31, 2022, as investors dealt with a challenging global economic recovery, supply chain disruptions, decelerating Gross Domestic Product (GDP), the highest inflation in 40 years, and the Federal Reserve ending the COVID-19 quantitative easing program started in March 2020.

Economic growth fluctuated during the reporting period, increasing at 2.3% during third quarter 2021, the slowest growth rate since the economic recovery began. Growth at a +6.9% during fourth quarter 2021 was primarily driven by consumer activity and sizeable increases in business inventories. In the first and second quarters of 2022, geopolitical risk, high inflation, and recession expectations led GDP to fall by -1.6% and -0.6% respectively. Economists lowered third and fourth quarter GDP estimates for 2022 as decades-high inflation and rising interest rates weigh on consumer sentiment and business confidence. Corporate profits have been resilient, with double-digit revenue and earnings growth occurring in third and fourth quarter 2021. Given the consecutive GDP decline during the first half of 2022, analysts expect more modest earnings growth for third quarter 2022. Similarly, 2023 earnings estimates are likely to moderate as margin pressure from high inflation will challenge corporate profits.

Significant macro weakness driven primarily by central banks, geopolitical risks, decades-high inflation, and recessionary risks will continue to cloud the investment horizon.

Markets endured unrelenting volatility during the reporting period, with increasing negative headlines challenging investor sentiment. In the early phase of the reporting period, negative headlines included news about the COVID-19 Delta variant, debt ceiling issues, growing inflation concerns, and the Federal Reserve deliberating over asset tapering*. The S&P 500® Index (S&P 500) started the period with a modest cumulative return between September and December 2021. During first quarter 2022, the market’s upward trend was upended as markets faced rising interest rates, spiking inflation, persistent supply-chain issues, and the Russia-Ukraine war. As a result, the S&P 500 fell to finish the turbulent quarter. Likewise, the Bloomberg U.S. Aggregate Bond Index suffered its most significant quarterly loss since 1980 during first quarter 2022. The S&P 500 fell into a bear market in June 2022, down over 20% from its all-time high on January 3, 2022.

Aggressive monetary policy, high inflation, geopolitical instability, and recessionary fears contributed to the bear-market selloff. Investor sentiment reached pessimism levels not seen since 2008. The S&P 500 Index closed second quarter 2022 with an approximate loss of -16%, the ninth-worst quarter since World War II, and fell approximately -21% during the first half of 2022, one of the worst declines since 1970. Similarly, the Bloomberg U.S. Aggregate Bond Index finished the first half of 2022 with a loss of -11.6%. For the last five weeks of the reporting period, investor sentiment was bolstered by softer-than-expected inflation data, a tight labor market, and improving supply chains, which reduced fears that the Federal Reserve will continue to aggressively raise rates. During the last week of August 2022, the Federal Reserve reiterated its commitment to fighting inflation, convincing investors that the Federal Reserve will keep interest rates higher “for some time.” For the reporting period, the S&P 500 finished with a return of -11.2% and the U.S. Aggregate Bond Index closed at -11.5%. The MSCI EAFE® Index returned -19.8%, and the MSCI Emerging Markets® Index returned -21.8%, continuing to lag domestic markets for much of the past decade. The dismal performance directly results from the global recovery facing strong headwinds. For example, European economies are struggling with much higher energy prices because of the war in Ukraine. In addition, stubbornly high inflation and hawkish central banks worldwide will continue to raise rates, causing a deceleration in economic growth.

The S&P 500 was higher in six of the 12 months during the reporting period.

Arguably the first four months of the reporting period can be characterized as a deep breath before the plunge; equities rose in fourth quarter 2021, with the forward price-to-earnings (P/E) for the S&P 500 reaching 21.9x at the beginning of 2022, even with mounting macroeconomic warning signs. Russia’s invasion of Ukraine in late February 2022 kicked off a global shock, roiling equities, increasing inflation pressures, exacerbating supply chains, and driving commodity prices higher. Value stocks outperformed growth stocks while large-capitalization stocks beat small-cap stocks.

The Federal Reserve’s tone turned more hawkish during the reporting period, and the “lift-off” from zero came as expected in March 2022, with

Letter to Investors (Unaudited) (Continued)

August 31, 2022

the Federal Reserve implementing a 0.25% rate hike. Fixed income markets were volatile over the reporting period. The spread between the 10-year and 2-year Treasury yields narrowed to -0.30% during the reporting period; an inversion of this size that hasn’t occurred since 2000. Cautionary indicators in the bond market, comprising credit spreads, commercial paper spreads, and the TED spread**, are all wide but far below levels from the early stages of the pandemic. As the reporting period evolved, central banks turned more hawkish as global inflation intensified, with the Consumer Price Index hitting a 40-year high annual increase of 9.1% in June 2022. As the markets digested evolving hawkish Fed commentary, a repricing of the speed and number of rate hikes gripped the markets. For example, the 3-month Treasury bill was 0.04% in September 2021 and climbed over 2.90% during the reporting period. The magnitude of the move highlights how volatile and uncertain the economic outlook has been.

Although negative sentiment and volatility continue to impact markets, the labor market remains a bright spot for the economy, with the unemployment rate falling to 3.5%, a 50-year low. Following a strong 2021 in which S&P 500 earnings rose by double-digits, future estimates for companies may prove too optimistic due to various economic headwinds, including rising wages, higher input costs, and fear of a looming recession. Nevertheless, investors must remember that focusing on fundamentals and valuations rather than investing based on emotions will produce better investment outcomes.

At Nationwide, we continue to take a steady approach to long-term growth, despite the economic and market environment. Thank you for your continued support and confidence. We value your trust.

Sincerely,

John Carter
President
Nationwide Fund Advisors

*

Tapering modifies a central bank’s monetary expansion policies and can be initiated to stimulate an economy. During a program of quantitative easing, a nation’s central bank may buy asset-backed securities from its member banks, injecting money into the economy, to boost recovery and stimulate an economy.

** The TED spread is the difference between the three-month Treasury bill and the three-month LIBOR based in U.S. dollars.

The following chart provides returns for various market segments for the twelve-month reporting period ended August 31, 2022:

Index	Annual Total Return (as of August 31, 2022)
Bloomberg Emerging Markets USD Aggregate Bond	-17.68%
Bloomberg Municipal Bond	-8.63%
Bloomberg U.S. 1-3 Year Government/Credit Bond	-3.98%
Bloomberg U.S. 10-20 Year Treasury Bond	-20.68%
Bloomberg U.S. Aggregate Bond	-11.52%
Bloomberg U.S. Corporate High Yield	-10.60%
Cboe S&P 500® Zero-Cost Put Spread Collar Index	-10.11%
Cboe Russell 2000® Zero-Cost Put Spread Collar Index	-13.31%
MSCI EAFE®	-19.80%
MSCI Emerging Markets®	-21.80%
MSCI ACWI ex USA	-19.52%
Russell 1000® Growth	-19.06%
Russell 1000® Value	-6.23%
Russell 2000®	-17.88%
S&P 500®	-11.23%

Source: Morningstar

Index Definitions

Bloomberg Emerging Markets USD Aggregate Bond Index: An unmanaged index that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi sovereign, and corporate emerging markets issuers.

Bloomberg U.S. Municipal Bond Index: An unmanaged index that covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg U.S. Government/Credit 1-3 Year Index: An unmanaged index that measures the performance of non-securitized component of the U.S. Aggregate Index with maturities of 1-3 years, including Treasuries, government-related issues and corporates.

Bloomberg U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with 10 to 20 years to maturity.

Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Letter to Investors (Unaudited) (Continued)

August 31, 2022

Bloomberg U.S. Corporate High Yield Index: An unmanaged index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.

Cboe S&P 500® Zero-Cost Put Spread Collar Index: A benchmark index designed to track the performance of a hypothetical low volatility strategy that (1) holds a long position indexed to the S&P 500 Index (SPX Index), (2) buys a monthly 2.5% Out-of-the-Money (OTM) SPX Put option to reduce the risk and sells a monthly 5% OTM SPX Put option (SPX Put Spread), and (3) sells a OTM monthly SPX Call option(s) to cover the cost of the Put spread.

Cboe Russell 2000® Zero-Cost Put Spread Collar Index: A benchmark index designed to track the performance of a hypothetical low volatility strategy that (1) holds a long position indexed to the Russell 2000 Index, (2) buys a monthly 2.5% Out-of-the-Money (OTM) RUT Put option to reduce the risk and sells a monthly 5% OTM RUT Put option (RUT Put Spread), and (3) sells an OTM monthly RUT Call option(s) to cover the cost of the Put spread.

Dow Jones Industrial Average Index: A price-weighted index that measures the daily stock market movements of 30 U.S. publicly traded companies listed on the NASDAQ or the New York Stock Exchange (NYSE). The 30 publicly owned companies are considered leaders in the United States economy.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

Bloomberg® and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services Limited, the administrator of the index, and have been licensed for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

KEY RISKS: The Funds are subject to the risks of investing in equity securities. The Funds may also be subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including emerging markets (which may include currency fluctuations, political risks, differences in account and limited availability of information). Please refer to the summary prospectus for a more detailed explanation of the Funds’ principal risks. There is no assurance that the investment objectives of any fund will be achieved.

Diversification does not assure a profit or protect against a loss in a declining market.

©2022 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar (2) may not be copied or distributed and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadviser, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation, member FINRA, Columbus, Ohio.

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company © 2022 Nationwide Services LLC.

Fund Commentaries (Unaudited)	Nationwide Nasdaq-100® Risk-Managed Income ETF

August 31, 2022

During the reporting period, the Nationwide Nasdaq-100® Risk-Managed Income ETF (the “Fund”) was down -24.09% (net asset value (“NAV”)) compared to its benchmark index, the Cboe S&P 500® Zero-Cost Put Spread Collar Index (CLLZ), which returned -10.11%.

The Fund’s underperformance during the reporting period is directly attributable to the market environment during the 2022 calendar year. The growth sector of the market was in risk-off mode starting in January as the market started to digest the reality of higher inflation and a Fed that was more likely to aggressively raise rates. Starting in March with a 25 basis points hike, then 50 basis points in May, and an even higher 75 basis points in June and July, the underlying reference index to the Fund, the Nasdaq 100® Index, could not gain any ground from the beginning of the year. Performance year to date through the end of the reporting period, August 31, 2022, for the Nasdaq 100® Index was down -24.38%, while the Fund was down -24.09% at NAV.

The Fund consists of an underlying equity portfolio that seeks to fully replicate the constituents of the Nasdaq-100 Index and implements a rules-based, systematic option collar strategy. The option collar strategy consists of a short NDX Index call option and a long NDX Index put option. The option collar is rolled monthly with an expiration going out one month.

On a weighted basis, the top contributing equity holdings during the reporting period were Tesla, Inc., Apple, Inc., and Costco Wholesale Corporation, which returned 0.54%, 0.46%, and 0.28%, respectively. Conversely, the top detractors from Fund performance were Amazon.com, Inc., Meta Platforms, Inc. – Class A, and Microsoft Corporation, which returned -1.77%, -1.56%, and -1.32%, respectively. The Fund continues to hold these securities as they are part of the Nasdaq 100 Index.

All sectors during this period detracted from the Fund’s performance. The sectors down the least were Utilities, Consumer Staples, and Industrials, which returned -0.04%, -0.36%, and -0.47%, respectively. The Fund’s exposure to Information Technology, Consumer Discretionary, and Communication Services were the largest detractors, with their performance at -10.97%, -4.46%, and -3.28%, respectively.

The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by a Fund varies from period-to-period. Each month, the Fund determines the amount of distribution to pay based on a combination of the amount of options premium generated from the Fund’s options collar strategy implemented for the applicable month, the dividends generated by the Fund’s underlying equity portfolio, and the appreciation of the Fund’s equity holdings. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.

The Fund made monthly distributions of approximately 0.65% of net assets during each calendar month of the fiscal year. Approximately 98.8% was return of capital for the current fiscal period.

Harvest Volatility Management

Portfolio Managers: Troy Cates, Garrett Paolella, and Curt Brockelman

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

KEY RISKS: The Fund is subject to the risks of investing in equity securities, including tracking stock (a class of common stock that “tracks” the performance of a unit or division within a larger company). A tracking stock’s value may decline even if the larger company’s stock increases in value. The Fund is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and illiquidity and are highly volatile). The Fund employs a collared options strategy (using call and put options is speculative and can lead to losses because of adverse movements in the price or value of the reference asset). The success of the Fund’s investment strategy may depend on the effectiveness of the subadviser’s quantitative tools for screening securities and on data provided by third parties.

The Fund expects to invest a portion of its assets to replicate the holdings of an index. Correlation between Fund performance and index performance may be affected by Fund expenses and because the Fund may not be invested fully in the securities of the index or may hold securities not included in the index. The Fund frequently may buy and sell portfolio securities and other assets to rebalance its exposure to various market sectors. Higher portfolio turnover may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may concentrate on specific sectors or industries, subjecting it to greater volatility than that of other ETFs. The Fund may hold large positions in a small number of securities, and an increase or decrease in the value of such securities may have a disproportionate impact on the Fund’s value and total return. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered nondiversified. Additional Fund risk includes:

Fund Commentaries (Unaudited) (Continued)	Nationwide Nasdaq-100® Risk-Managed Income ETF

August 31, 2022

Collared options strategy risk, correlation risk, derivatives risk, foreign investment risk, and industry concentration risk.

The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index. The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedule of Investments in this report.

Nasdaq-100® Index: A rules-based, market capitalization-weighted index of the 100 largest, most actively traded U.S companies listed on the Nasdaq stock exchange. The Index includes companies from various industries except for the financial industry, like commercial and investment banks. These non-financial sectors include retail, biotechnology, industrial, technology, health care, and others.

Nasdaq® and the Nasdaq-100® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Nationwide Fund Advisors. The Product has not been passed on by the Corporations as to their legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product.

Cboe S&P 500® Zero-Cost Put Spread Collar Index: An index designed to track the performance of a hypothetical option trading strategy that 1) holds a long position indexed to the S&P 500 Index; 2) on a monthly basis buys a 2.5% - 5% S&P 500 Index (SPX) put option spread; and 3) sells a monthly out-of-the-money (OTM) SPX call option to cover the cost of the put spread.

Definitions

Annualized Distribution Yield: Calculated by annualizing the most recent distribution and dividing by the most recent fund NAV. The yield represents a single distribution from the fund and does not represent total return of the fund.

Basis Point: A common unit of measure for interest rates and other percentages in finance. One basis point is equivalent to one hundredth of one percent. Accordingly, one hundred basis points is the equivalent of one percentage point.

Call options: Financial contracts that give the option buyer the right, but not the obligation, to buy a stock, bond, commodity, or other asset or instrument at a specified price within a specific time period.

Out-of-the-money: When the market price of an instrument on which you hold an option is not close to the strike price.

Options Collar: A collar is an options strategy that involves buying a downside put and selling an upside call that is implemented to protect against large losses, but which also limits large upside gains. The protective collar strategy involves two strategies known as a protective put and covered call.

Put: An option that gives the right, but not the obligation, to sell a certain amount of the underlying asset at a set price within a specific time.

Rolling positions: An effective way to increase trade duration and gives you more time to be right with assumptions and let the probabilities work.

Topping out: Denoting a market or a security that is at the end of a period of rising prices and can now be expected to stay on a plateau or even to decline.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation, member FINRA, Columbus, Ohio. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2022 Nationwide

Fund Commentaries (Unaudited)	Nationwide Dow Jones® Risk-Managed Income ETF

August 31, 2022

During the reporting period (inception on December 16, 2021 through August 31, 2022), the Nationwide Dow Jones® Risk-Managed Income ETF (the “Fund”) returned -11.97% (net asset value (“NAV”)) compared to its benchmark index, the Cboe S&P 500® Zero-Cost Put Spread Collar Index (CLLZ), which returned -11.38%.

The Fund’s underperformance during the reporting period is attributable to the risk of the market environment during 2022. The market sell-off hit most asset classes, including the large cap names of the Dow Jones Industrial Average®. The market has continued to adjust and react to inflation data and Fed hikes throughout the year. The Fund was launched in December 2021 and has largely performed in line with the underlying reference index while paying a monthly distribution to shareholders and attracting new assets. The Fund was down -11.97% at NAV vs. – 10.90% for the Dow Jones Industrial Average® since inception.

The Fund consists of an underlying equity portfolio that seeks to fully replicate the constituents of the Dow Jones Industrial Average Index and implements a rules-based, systematic option collar strategy. The option collar strategy consists of a short DJX Index call option and a long DJX Index put option. The option collar is rolled monthly with an expiration going out one month.

On a weighted basis, the top contributing equity holdings during the reporting period were Chevron Corporation, UnitedHealth Group, Inc., and Amgen, Inc., which returned 1.24%, 0.68%, and 0.38%, respectively. Conversely, the top detractors from Fund performance were Home Depot, Inc., Salesforce, Inc., and Microsoft Corporation, which returned -1.48%, -1.21%, and -1.00%, respectively. The Fund continues to hold these securities as they are part of the Dow Jones Industrial Average® Index.

At a sector level, the two sectors that contributed to Fund performance were Energy and Health Care which returned 1.24% and 1.15%, respectively. All other sectors were detractors of performance, with Information Technology, Consumer Discretionary, and Industrials down the most at -3.17%, -2.39%, and -1.85%, respectively.

The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by a Fund varies from period-to-period. Each month, the Fund determines the amount of distribution to pay based on a combination of the amount of options premium generated from the Fund’s options collar strategy implemented for the applicable month, the dividends generated by the Fund’s underlying equity portfolio, and the appreciation of the Fund’s equity holdings. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.

The Fund made monthly distributions of approximately 0.58% of net assets during each calendar month of the fiscal year. Approximately 79.9% was return of capital for the current fiscal period.

Harvest Volatility Management

Portfolio Managers: Troy Cates, Garrett Paolella, and Curt Brockelman

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

KEY RISKS: The Fund is subject to the risks of investing in equity securities, including tracking stock (a class of common stock that “tracks” the performance of a unit or division within a larger company). A tracking stock’s value may decline even if the larger company’s stock increases in value. The Fund is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and illiquidity and are highly volatile). The Fund employs a collared options strategy (using call and put options is speculative and can lead to losses because of adverse movements in the price or value of the reference asset). The success of the Fund’s investment strategy may depend on the effectiveness of the subadviser’s quantitative tools for screening securities and on data provided by third parties.

The Fund expects to invest a portion of its assets to replicate the holdings of an index. Correlation between Fund performance and index performance may be affected by Fund expenses and because the Fund may not be invested fully in the securities of the index or may hold securities not included in the index. The Fund frequently may buy and sell portfolio securities and other assets to rebalance its exposure to various market sectors. Higher portfolio turnover may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may concentrate on specific sectors or industries, subjecting it to greater volatility than that of other ETFs. The Fund may hold large positions in a small number of securities, and an increase or decrease in the value of such securities may have a disproportionate impact on the Fund’s value and total return. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered nondiversified. Additional Fund risk includes: Collared options strategy risk, correlation risk, derivatives risk, foreign investment risk, and industry concentration risk.

The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index. The Fund is subject to the risks of investing in equity securities. Please refer

Fund Commentaries (Unaudited) (Continued)	Nationwide Dow Jones® Risk-Managed Income ETF

August 31, 2022

to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedule of Investments in this report.

Dow Jones Industrial Average®: A price-weighted index composed of 30 “blue-chip” U.S. stocks. The index covers all industries except transportation and utilities, respectively.

The Dow Jones Industrial Average® is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Nationwide Fund Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones®, Dow Jones Industrial Average®, DJIA® and The Dow® are registered trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide Fund Advisors. The Nationwide Dow Jones® Risk-Managed Income ETF (“NDJI”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions or interruptions of the Dow Jones Industrial Average®.

Cboe S&P 500® Zero-Cost Put Spread Collar Index: An index designed to track the performance of a hypothetical option trading strategy that 1) holds a long position indexed to the S&P 500 Index; 2) on a monthly basis buys a 2.5% - 5% S&P 500 Index (SPX) put option spread; and 3) sells a monthly out-of-the-money (OTM) SPX call option to cover the cost of the put spread.

Definitions

Annualized Distribution Yield: Calculated by annualizing the most recent distribution and dividing by the most recent fund NAV. The yield represents a single distribution from the fund and does not represent total return of the fund.

Basis Point: A common unit of measure for interest rates and other percentages in finance. One basis point is equivalent to one hundredth of one percent. Accordingly, one hundred basis points is the equivalent of one percentage point.

Call options: Financial contracts that give the option buyer the right, but not the obligation, to buy a stock, bond, commodity, or other asset or instrument at a specified price within a specific time period.

Out-of-the-money: When the market price of an instrument on which you hold an option is not close to the strike price.

Options Collar: A collar is an options strategy that involves buying a downside put and selling an upside call that is implemented to protect against large losses, but which also limits large upside gains. The protective collar strategy involves two strategies known as a protective put and covered call.

Put: An option that gives the right, but not the obligation, to sell a certain amount of the underlying asset at a set price within a specific time.

Rolling positions: An effective way to increase trade duration and gives you more time to be right with assumptions and let the probabilities work.

Topping out: Denoting a market or a security that is at the end of a period of rising prices and can now be expected to stay on a plateau or even to decline.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation, member FINRA, Columbus, Ohio. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2022 Nationwide

Fund Commentaries (Unaudited)	Nationwide Russell 2000® Risk-Managed Income ETF

August 31, 2022

During the reporting period (inception of December 16, 2021 through August 31, 2022), the Nationwide Russell 2000® Risk-Managed Income ETF (the “Fund”) was down -11.37% (net asset value (“NAV”)) compared to its benchmark index, the Cboe Russell 2000® Zero-Cost Put Spread Collar Index (CLLR), which returned -12.08%.

The Fund outperformed both its benchmark, CLLR Index, and its reference index, the Russell 2000® Index, since its inception in December of 2021. While facing the headwinds of higher inflation, geopolitical tensions, and the Fed raising rates, the Fund’s option portfolio assisted in Fund outperformance. The Russell 2000 Index was lower by -14.42%, while the Fund was down -11.37% at NAV since inception.

The Fund consists of an underlying equity portfolio that seeks to fully replicate the constituents of the Russell 2000® Index and implements a rules-based, systematic option collar strategy. The option collar strategy consists of a short RTY Index call option and a long RTY Index put option. The option collar is rolled monthly with an expiration going out one month.

On a weighted basis, the top contributing equity holdings during the reporting period were Lantheus Holdings, Inc., PBF Energy, Inc. – Class A, and Shockwave Medical, Inc., which returned 0.36%, 0.28%, and 0.28%, respectively. Conversely, the top detractors from Fund performance were Synaptics, Inc., Crocs, Inc., and Intellia Therapeutics, Inc. which returned -0.10%, -0.08%, and -0.07%, respectively. The Fund continues to hold these securities as they are part of the Russell 2000® Index.

Three sectors contributed to Fund performance during the reporting period. Energy, Materials, and Utilities returned 3.05%, 0.22%, and 0.14%, respectively. All other sectors detracted from Fund performance, with Information Technology, Consumer Discretionary, and Financials down the most at -2.32%, -1.83%, and -1.32%, respectively.

The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by a Fund varies from period-to-period. Each month, the Fund determines the amount of distribution to pay based on a combination of the amount of options premium generated from the Fund’s options collar strategy implemented for the applicable month, the dividends generated by the Fund’s underlying equity portfolio, and the appreciation of the Fund’s equity holdings. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.

The Fund made monthly distributions of approximately 0.58% of net assets during each calendar month of the fiscal year. Approximately 92.8% was return of capital for the current fiscal period.

Harvest Volatility Management

Portfolio Managers: Troy Cates, Garrett Paolella, and Curt Brockelman

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

KEY RISKS: The Fund is subject to the risks of investing in equity securities, including tracking stock (a class of common stock that “tracks” the performance of a unit or division within a larger company). A tracking stock’s value may decline even if the larger company’s stock increases in value. The Fund is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and illiquidity and are highly volatile). The Fund employs a collared options strategy (using call and put options is speculative and can lead to losses because of adverse movements in the price or value of the reference asset). The success of the Fund’s investment strategy may depend on the effectiveness of the subadviser’s quantitative tools for screening securities and on data provided by third parties.

The Fund expects to invest a portion of its assets to replicate the holdings of an index. Correlation between Fund performance and index performance may be affected by Fund expenses and because the Fund may not be invested fully in the securities of the index or may hold securities not included in the index. The Fund frequently may buy and sell portfolio securities and other assets to rebalance its exposure to various market sectors. Higher portfolio turnover may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may concentrate on specific sectors or industries, subjecting it to greater volatility than that of other ETFs. The Fund may hold large positions in a small number of securities, and an increase or decrease in the value of such securities may have a disproportionate impact on the Fund’s value and total return. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered nondiversified. Additional Fund risk includes: Collared options strategy risk, correlation risk, derivatives risk, foreign investment risk, and industry concentration risk.

The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index. The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining

Fund Commentaries (Unaudited) (Continued)	Nationwide Russell 2000® Risk-Managed Income ETF

August 31, 2022

market. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedule of Investments in this report.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

FTSE Russell (“Russell”) is the Index Provider for the Russell 2000® Index (“Russell 2000®” or the “Index”). Russell is not affiliated with the Fund, Nationwide Fund Advisors, the Distributor nor any of their respective affiliates. Nationwide Fund Advisors has entered into a license agreement with Russell to use the Russell 2000®.

The Nationwide Russell 2000® Risk-Managed Income ETF (“NTKI”) has been developed solely by Nationwide Fund Advisors. NTKI is not in any way connected to nor sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000® vest in the relevant LSE Group company which owns the Index. “Russell®” is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of reliance on or any error in the Index or (b) investment in or operation of NTKI. The LSE Group makes no claim, prediction, warranty nor representation either as to the results to be obtained from NTKI or the suitability of the Index for the purpose to which it is being put by Nationwide Fund Advisors.

Cboe S&P 500® Zero-Cost Put Spread Collar Index: An index designed to track the performance of a hypothetical option trading strategy that 1) holds a long position indexed to the S&P 500 Index; 2) on a monthly basis buys a 2.5% - 5% S&P 500 Index (SPX) put option spread; and 3) sells a monthly out-of-the-money (OTM) SPX call option to cover the cost of the put spread.

Definitions

Annualized Distribution Yield: Calculated by annualizing the most recent distribution and dividing by the most recent fund NAV. The yield represents a single distribution from the fund and does not represent total return of the fund.

Basis Point: A common unit of measure for interest rates and other percentages in finance. One basis point is equivalent to one hundredth of one percent. Accordingly, one hundred basis points is the equivalent of one percentage point.

Call options: Financial contracts that give the option buyer the right, but not the obligation, to buy a stock, bond, commodity, or other asset or instrument at a specified price within a specific time period.

Out-of-the-money: When the market price of an instrument on which you hold an option is not close to the strike price.

Options Collar: A collar is an options strategy that involves buying a downside put and selling an upside call that is implemented to protect against large losses, but which also limits large upside gains. The protective collar strategy involves two strategies known as a protective put and covered call.

Put: An option that gives the right, but not the obligation, to sell a certain amount of the underlying asset at a set price within a specific time.

Rolling positions: An effective way to increase trade duration and gives you more time to be right with assumptions and let the probabilities work.

Topping out: Denoting a market or a security that is at the end of a period of rising prices and can now be expected to stay on a plateau or even to decline.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation, member FINRA, Columbus, Ohio. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2022 Nationwide

Fund Commentaries (Unaudited)	Nationwide S&P 500® Risk-Managed Income ETF

August 31, 2022

During the reporting period (inception of December 16, 2021 through August 31, 2022, the Nationwide S&P 500® Risk-Managed Income ETF (the “Fund”) returned -12.84% (net asset value (“NAV”)) compared to its benchmark index, the Cboe S&P 500® Zero-Cost Put Spread Collar Index (CLLZ), which returned -11.38%.

The Fund’s underperformance can largely be attributed to the risk of the market environment of 2022. The Fund was launched in December 2021, right into headwinds of rising inflation and talk of the Fed raising rates. With geopolitical tensions rising and inflation making the cost of goods higher, the Fed started to raise rates in March 2022 and continued during the next few meetings while also increasing the size of each hike.

The Fund consists of an underlying equity portfolio that seeks to fully replicate the constituents of the S&P 500® Index and implements a rules-based, systematic option collar strategy. The option collar strategy consists of a short SPX Index call option and a long SPX Index put option. The option collar is rolled monthly with an expiration going out one month.

On a weighted basis, the top contributing equity holdings during the reporting period were Exxon Mobil Corporation, Chevron Corporation, and Occidental Petroleum Corporation, which returned 0.70%, 0.36%, and 0.29%, respectively. Conversely, the largest detractors from Fund performance were Microsoft Corporation, Amazon, Inc., and Apple, Inc., which returned -1.06%, -0.80%, and -0.56%, respectively. The Fund continues to hold these securities as they are part of the S&P 500® Index.

Only two sectors during the reporting period contributed to Fund performance. Energy and Utilities returned 2.45% and 0.25%, respectively. All other sectors detracted from fund performance, with Information Technology, Consumer Discretionary, and Communication Services down the most at -4.51%, -2.12%, and -1.97%, respectively.

The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by a Fund varies from period-to-period. Each month, the Fund determines the amount of distribution to pay based on a combination of the amount of options premium generated from the Fund’s options collar strategy implemented for the applicable month, the dividends generated by the Fund’s underlying equity portfolio, and the appreciation of the Fund’s equity holdings. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.

The Fund made monthly distributions of approximately 0.58% of net assets during each calendar month of the fiscal year. Approximately 87.8% was return of capital for the current fiscal period.

Harvest Volatility Management

Portfolio Managers: Troy Cates, Garrett Paolella, and Curt Brockelman

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

KEY RISKS: The Fund is subject to the risks of investing in equity securities, including tracking stock (a class of common stock that “tracks” the performance of a unit or division within a larger company). A tracking stock’s value may decline even if the larger company’s stock increases in value. The Fund is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and illiquidity and are highly volatile). The Fund employs a collared options strategy (using call and put options is speculative and can lead to losses because of adverse movements in the price or value of the reference asset). The success of the Fund’s investment strategy may depend on the effectiveness of the subadviser’s quantitative tools for screening securities and on data provided by third parties.

The Fund expects to invest a portion of its assets to replicate the holdings of an index. Correlation between Fund performance and index performance may be affected by Fund expenses and because the Fund may not be invested fully in the securities of the index or may hold securities not included in the index. The Fund frequently may buy and sell portfolio securities and other assets to rebalance its exposure to various market sectors. Higher portfolio turnover may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may concentrate on specific sectors or industries, subjecting it to greater volatility than that of other ETFs. The Fund may hold large positions in a small number of securities, and an increase or decrease in the value of such securities may have a disproportionate impact on the Fund’s value and total return. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered nondiversified. Additional Fund risk includes: Collared options strategy risk, correlation risk, derivatives risk, foreign investment risk, and industry concentration risk.

The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index. The Fund is subject to the risks of investing in equity securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of any fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining

Fund Commentaries (Unaudited) (Continued)	Nationwide S&P 500® Risk-Managed Income ETF

August 31, 2022

market. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. For a complete listing of the Fund’s holdings, please refer to the Schedule of Investments in this report.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Nationwide Fund Advisors. Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide Fund Advisors. The Nationwide S&P 500® Risk-Managed Income ETF (“NSPI”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500® Index.

Cboe S&P 500® Zero-Cost Put Spread Collar Index: An index designed to track the performance of a hypothetical option trading strategy that 1) holds a long position indexed to the S&P 500 Index; 2) on a monthly basis buys a 2.5% - 5% S&P 500 Index (SPX) put option spread; and 3) sells a monthly out-of-the-money (OTM) SPX call option to cover the cost of the put spread.

Definitions

Annualized Distribution Yield: Calculated by annualizing the most recent distribution and dividing by the most recent fund NAV. The yield represents a single distribution from the fund and does not represent total return of the fund.

Basis Point: A common unit of measure for interest rates and other percentages in finance. One basis point is equivalent to one hundredth of one percent. Accordingly, one hundred basis points is the equivalent of one percentage point.

Call options: Financial contracts that give the option buyer the right, but not the obligation, to buy a stock, bond, commodity, or other asset or instrument at a specified price within a specific time period.

Out-of-the-money: When the market price of an instrument on which you hold an option is not close to the strike price.

Options Collar: A collar is an options strategy that involves buying a downside put and selling an upside call that is implemented to protect against large losses, but which also limits large upside gains. The protective collar strategy involves two strategies known as a protective put and covered call.

Put: An option that gives the right, but not the obligation, to sell a certain amount of the underlying asset at a set price within a specific time.

Rolling positions: An effective way to increase trade duration and gives you more time to be right with assumptions and let the probabilities work.

Topping out: Denoting a market or a security that is at the end of a period of rising prices and can now be expected to stay on a plateau or even to decline.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadvisor, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation, member FINRA, Columbus, Ohio. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2022 Nationwide

Fund Performance (Unaudited)	Nationwide Nasdaq-100® Risk-Managed Income ETF

Growth of $10,000

Average Annual Returns August 31, 2022	One Year	Since Inception (12/19/2019)
Nationwide Nasdaq-100® Risk-Managed Income ETF — NAV	-24.09%	-0.15%
Nationwide Nasdaq-100® Risk-Managed Income ETF — Market	-23.98%	-0.07%
Cboe S&P 500 Zero-Cost Put Spread Collar Index	-10.11%	4.11%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 19, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance; Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. To obtain the most recent month-end performance, go to etf.nationwide.com or call 800-617-0004. The gross expense ratio as of the most recent prospectus is 0.68%.

Fund Performance (Unaudited)	Nationwide Dow Jones® Risk-Managed Income ETF

Growth of $10,000

Cumulative Returns August 31, 2022	Since Inception (12/16/2021)
Nationwide Dow Jones® Risk-Managed Income ETF — NAV	-11.97%
Nationwide Dow Jones® Risk-Managed Income ETF — Market	-11.88%
Cboe S&P 500 Zero-Cost Put Spread Collar Index	-11.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2021 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance; Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. To obtain the most recent month-end performance, go to etf.nationwide.com or call 800-617-0004. The gross expense ratio as of the most recent prospectus is 0.68%.

Fund Performance (Unaudited)	Nationwide Russell 2000® Risk-Managed Income ETF

Growth of $10,000

Cumulative Returns August 31, 2022	Since Inception (12/16/2021)
Nationwide Russell 2000® Risk-Managed Income ETF — NAV	-11.37%
Nationwide Russell 2000® Risk-Managed Income ETF — Market	-11.33%
Cboe Russell 2000 Zero-Cost Put Spread Collar Index	-12.08%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2021 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance; Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. To obtain the most recent month-end performance, go to etf.nationwide.com or call 800-617-0004. The gross expense ratio as of the most recent prospectus is 0.68%.

Fund Performance (Unaudited)	Nationwide S&P 500® Risk-Managed Income ETF

Growth of $10,000

Cumulative Returns August 31, 2022	Since Inception (12/16/2021)
Nationwide S&P 500® Risk-Managed Income ETF — NAV	-12.84%
Nationwide S&P 500® Risk-Managed Income ETF — Market	-12.69%
Cboe S&P 500 Zero-Cost Put Spread Collar Index	-11.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2021 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance; Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. To obtain the most recent month-end performance, go to etf.nationwide.com or call 800-617-0004. The gross expense ratio as of the most recent prospectus is 0.68%.

Portfolio Allocations	Nationwide ETFs

As of August 31, 2022 (Unaudited)

Nationwide Nasdaq-100® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Information Technology (a)	47.4%
Consumer Discretionary	15.7
Communication Services	15.5
Consumer Staples	6.1
Health Care	5.7
Purchased Options	4.9
Industrials	3.3
Utilities	1.3
Short-Term Investments and Other Assets and Liabilities	0.1
Total	100.0%

Nationwide Dow Jones® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Health Care	20.7%
Information Technology	20.2
Financials	15.7
Industrials	13.6
Consumer Discretionary	13.3
Consumer Staples	7.6
Energy	3.2
Communication Services	3.2
Materials	1.0
Short-Term Investments and Other Assets and Liabilities	0.8
Purchased Options	0.7
Total	100.0%

Nationwide Russell 2000® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Financials	16.1%
Health Care	15.1
Industrials	14.2
Information Technology	11.3
Consumer Discretionary	9.7
Short-Term Investments and Other Assets and Liabilities	8.0
Real Estate	5.9
Energy	5.5
Materials	4.1
Utilities	3.2
Consumer Staples	3.2
Communication Services	2.5
Purchased Options	1.2
Total	100.0%

Nationwide S&P 500® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Information Technology (a)	25.9%
Health Care	13.2
Consumer Discretionary	10.9
Financials	10.3
Communication Services	7.9
Industrials	7.6
Consumer Staples	6.4
Energy	4.6
Short-Term Investments and Other Assets and Liabilities	4.3
Utilities	2.9
Real Estate	2.6
Materials	2.4
Purchased Options	1.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in the Notes to Financial Statements.

Schedules of Investments

August 31, 2022

Nationwide Nasdaq-100® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 95.0%
	Communication Services — 15.5%
37,888	Activision Blizzard, Inc.	$2,973,829
176,789	Alphabet, Inc. - Class A (a)	19,132,106
184,816	Alphabet, Inc. - Class C (a)	20,172,666
11,789	Baidu, Inc. - ADR (a)	1,697,262
8,448	Charter Communications, Inc. - Class A (a)	3,485,898
219,340	Comcast Corporation - Class A	7,937,914
13,713	Electronic Arts, Inc.	1,739,768
13,924	Match Group, Inc. (a)	787,124
101,084	Meta Platforms, Inc. - Class A (a)	16,469,616
10,242	NetEase, Inc. - ADR	906,519
21,634	Netflix, Inc. (a)	4,836,498
191,496	Sirius XM Holdings, Inc.	1,166,211
60,632	T-Mobile US, Inc. (a)	8,728,583
		90,033,994
	Consumer Discretionary — 15.7%
18,125	Airbnb, Inc. - Class A (a)	2,050,300
297,661	Amazon.com, Inc. (a)	37,734,486
2,073	Booking Holdings, Inc. (a)	3,888,554
11,024	Dollar Tree, Inc. (a)	1,495,736
28,568	eBay, Inc.	1,260,706
29,054	JD.com, Inc. - ADR	1,844,638
80,201	Lucid Group, Inc. (a)	1,230,283
6,101	Lululemon Athletica, Inc. (a)	1,830,056
15,893	Marriott International, Inc. - Class A	2,443,390
2,519	MercadoLibre, Inc. (a)	2,154,652
3,354	O’Reilly Automotive, Inc. (a)	2,338,141
21,541	Pinduoduo, Inc. - ADR (a)	1,535,873
17,237	Ross Stores, Inc.	1,487,036
55,873	Starbucks Corporation	4,697,243
90,963	Tesla, Inc. (a)	25,070,313
		91,061,407
	Consumer Staples — 6.1%
21,600	Costco Wholesale Corporation	11,277,360
68,814	Keurig Dr Pepper, Inc.	2,623,190
59,408	Kraft Heinz Company	2,221,859
67,338	Mondelez International, Inc. - Class A	4,165,529
25,791	Monster Beverage Corporation (a)	2,291,015
67,175	PepsiCo, Inc.	11,572,236
41,927	Walgreens Boots Alliance, Inc.	1,469,961
		35,621,150

	Health Care — 5.7%
3,911	Align Technology, Inc. (a)	953,111
27,082	Amgen, Inc.	6,507,804
27,727	AstraZeneca plc - ADR	1,729,610
7,196	Biogen, Inc. (a)	1,405,954
18,997	DexCom, Inc. (a)	1,561,743
60,848	Gilead Sciences, Inc.	3,862,023
4,151	IDEXX Laboratories, Inc. (a)	1,442,971
7,723	Illumina, Inc. (a)	1,557,266
17,381	Intuitive Surgical, Inc. (a)	3,575,967
19,599	Moderna, Inc. (a)	2,592,360
5,249	Regeneron Pharmaceuticals, Inc. (a)	3,049,984
8,982	Seagen, Inc. (a)	1,385,833
12,445	Vertex Pharmaceuticals, Inc. (a)	3,506,503
		33,131,129
	Industrials — 3.3%
5,083	Cintas Corporation	2,067,967
11,604	Copart, Inc. (a)	1,388,419
106,402	CSX Corporation	3,367,623
27,975	Fastenal Company	1,407,982
33,302	Honeywell International, Inc.	6,305,734
5,632	Old Dominion Freight Line, Inc.	1,528,581
16,878	PACCAR, Inc.	1,476,994
7,879	Verisk Analytics, Inc.	1,474,634
		19,017,934
	Information Technology — 47.4% (b)
22,951	Adobe, Inc. (a)	8,570,821
82,228	Advanced Micro Devices, Inc. (a)	6,978,690
25,470	Analog Devices, Inc.	3,859,469
4,322	ANSYS, Inc. (a)	1,073,153
476,977	Apple, Inc.	74,990,324
42,893	Applied Materials, Inc.	4,034,945
4,081	ASML Holding NV - NY	1,999,445
6,917	Atlassian Corporation plc - Class A (a)	1,713,064
10,722	Autodesk, Inc. (a)	2,163,056
20,431	Automatic Data Processing, Inc.	4,993,541
19,926	Broadcom, Inc.	9,945,266
13,509	Cadence Design Systems, Inc. (a)	2,347,459
201,452	Cisco Systems, Inc.	9,008,933
25,500	Cognizant Technology Solutions Corporation - Class A	1,610,835
10,133	Crowdstrike Holdings, Inc. - Class A (a)	1,850,387
12,900	Datadog, Inc. - Class A (a)	1,353,855

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Nasdaq-100® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.0% (Continued)
	Information Technology — 47.4% (b) (Continued)
9,642	DocuSign, Inc. (a)	$561,357
31,692	Fiserv, Inc. (a)	3,206,913
39,077	Fortinet, Inc. (a)	1,902,659
197,486	Intel Corporation	6,303,753
13,798	Intuit, Inc.	5,957,700
7,366	KLA Corporation	2,534,862
6,812	Lam Research Corporation	2,983,043
40,920	Marvell Technology, Inc.	1,915,874
27,012	Microchip Technology, Inc.	1,762,533
54,307	Micron Technology, Inc.	3,069,975
219,133	Microsoft Corporation	57,296,707
102,892	NVIDIA Corporation	15,530,518
12,804	NXP Semiconductors NV	2,107,282
7,245	Okta, Inc. (a)	662,193
4,879	Palo Alto Networks, Inc. (a)	2,716,676
17,567	Paychex, Inc.	2,166,714
56,554	PayPal Holdings, Inc. (a)	5,284,405
54,796	QUALCOMM, Inc.	7,247,867
8,052	Skyworks Solutions, Inc.	793,525
7,742	Splunk, Inc. (a)	697,012
7,518	Synopsys, Inc. (a)	2,601,378
44,846	Texas Instruments, Inc.	7,409,008
5,412	VeriSign, Inc. (a)	986,175
9,609	Workday, Inc. - Class A (a)	1,581,257
11,820	Zoom Video Communications, Inc. - Class A (a)	950,328
6,845	Zscaler, Inc. (a)	1,089,998
		275,812,955
	Utilities — 1.3%
24,500	American Electric Power Company, Inc.	2,454,900
15,902	Constellation Energy Corporation	1,297,444
47,636	Exelon Corporation	2,091,697
26,473	Xcel Energy, Inc.	1,965,620
		7,809,661
	TOTAL COMMON STOCKS (Cost $625,622,235)	552,488,230

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 4.9%
450	Nasdaq 100 Index Put, Expiration: 09/16/2022, Exercise Price: $12,850.00	$552,241,350	$28,631,250
	TOTAL PURCHASED OPTIONS (Cost $6,373,896)		28,631,250

Shares
	SHORT-TERM INVESTMENTS — 0.7%
	Money Market Funds — 0.7%
4,112,732	Invesco Government & Agency Portfolio - Institutional Class, 2.22% (d)		4,112,732
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,112,732)		4,112,732

	Total Investments (Cost $636,108,863) — 100.6%		585,232,212
	Liabilities in Excess of Other Assets — (0.6)%		(3,592,251)
	TOTAL NET ASSETS — 100.0%		$581,639,961

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Exchange traded.
(d)	Rate shown is the annualized seven-day yield as of August 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Dow Jones® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 98.5%
	Communication Services — 3.2%
6,243	Verizon Communications, Inc.	$261,020
6,243	Walt Disney Company (a)	699,715
		960,735
	Consumer Discretionary — 13.3%
6,243	Home Depot, Inc.	1,800,606
6,243	McDonald’s Corporation	1,574,984
6,243	NIKE, Inc. - Class B	664,567
		4,040,157
	Consumer Staples — 7.6%
6,243	Coca-Cola Company	385,256
6,243	Procter & Gamble Company	861,159
6,243	Walgreens Boots Alliance, Inc.	218,880
6,243	Walmart, Inc.	827,509
		2,292,804
	Energy — 3.2%
6,243	Chevron Corporation	986,769

	Financials — 15.7%
6,243	American Express Company	948,936
6,243	Goldman Sachs Group, Inc.	2,076,859
6,243	JPMorgan Chase & Company	710,016
6,243	Travelers Companies, Inc.	1,009,119
		4,744,930
	Health Care — 20.7%
6,243	Amgen, Inc.	1,500,193
6,243	Johnson & Johnson	1,007,246
6,243	Merck & Company, Inc.	532,902
6,243	UnitedHealth Group, Inc.	3,242,177
		6,282,518
	Industrials — 13.6%
6,243	3M Company	776,317
6,243	Boeing Company (a)	1,000,441
6,243	Caterpillar, Inc.	1,153,145
6,243	Honeywell International, Inc.	1,182,111
		4,112,014
	Information Technology — 20.2%
6,243	Apple, Inc.	981,524
6,243	Cisco Systems, Inc.	279,187
6,243	Intel Corporation	199,277
6,243	International Business Machines Corporation	801,913
6,243	Microsoft Corporation	1,632,357
6,243	Salesforce, Inc. (a)	974,657
6,243	Visa, Inc. - Class A	1,240,547
		6,109,462
	Materials — 1.0%
6,243	Dow, Inc.	318,393

	TOTAL COMMON STOCKS (Cost $32,516,614)	29,847,782

Contracts		Notional Amount
	PURCHASED OPTIONS (b) — 0.7%
937	Dow Jones Industrial Average Index Put, Expiration: 09/16/2022, Exercise Price: $305.00	$29,524,870	200,050
	TOTAL PURCHASED OPTIONS (Cost $42,498)		200,050

Shares
	SHORT-TERM INVESTMENTS — 3.8%
	Money Market Funds — 3.8%
1,139,533	Invesco Government & Agency Portfolio - Institutional Class, 2.22% (c)		1,139,533
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,139,533)		1,139,533

	Total Investments (Cost $33,698,645) — 103.0%		31,187,365
	Liabilities in Excess of Other Assets — (3.0)%		(907,270)
	TOTAL NET ASSETS — 100.0%		$30,280,095

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange traded.
(c)	Rate shown is the annualized seven-day yield as of August 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 90.8%
	Communication Services — 2.5%
77	AdTheorent Holding Company, Inc. (a)	$203
429	Advantage Solutions, Inc. (a)	1,562
161	AMC Networks, Inc. - Class A (a)	4,313
65	Anterix, Inc. (a)	2,759
60	Arena Group Holdings, Inc. (a)	631
60	ATN International, Inc.	2,811
686	Audacy, Inc. (a)	378
122	Bandwidth, Inc. - Class A (a)	1,891
114	Boston Omaha Corporation - Class A (a)	3,059
385	Bumble, Inc. - Class A (a)	9,644
182	Cardlytics, Inc. (a)	2,410
517	Cargurus, Inc. (a)	9,668
369	Cars.com, Inc. (a)	4,705
573	Charge Enterprises, Inc. (a)	1,392
557	Cinemark Holdings, Inc. (a)	7,843
1,969	Clear Channel Outdoor Holdings, Inc. (a)	3,150
229	Cogent Communications Holdings, Inc.	12,194
412	Consolidated Communications Holdings, Inc. (a)	2,365
100	Cumulus Media, Inc. - Class A (a)	932
6	Daily Journal Corporation (a)	1,567
210	DHI Group, Inc. (a)	1,071
202	EchoStar Corporation - Class A (a)	3,719
330	Entravision Communications Corporation - Class A	1,676
391	Eventbrite, Inc. - Class A (a)	2,780
104	EverQuote, Inc. - Class A (a)	900
290	EW Scripps Company - Class A (a)	4,336
727	fuboTV, Inc. (a)	2,632
45	Gambling.com Group, Ltd. (a)	356
756	Gannett Company, Inc. (a)	1,754
3,413	Globalstar, Inc. (a)	6,826
310	Gogo, Inc. (a)	4,607
462	Gray Television, Inc.	8,824
110	IDT Corporation - Class B (a)	2,813
598	iHeartMedia, Inc. - Class A (a)	5,292
265	IMAX Corporation (a)	4,155
103	Innovid Corporation (a)	378
91	Integral Ad Science Holding Corporation (a)	740
645	Iridium Communications, Inc. (a)	28,632
241	John Wiley & Sons, Inc. - Class A	11,092
169	KORE Group Holdings, Inc. (a)	505
22	Leafly Holdings, Inc. (a)	35
228	Liberty Latin America, Ltd. - Class A (a)	1,596
880	Liberty Latin America, Ltd. - Class C (a)	6,134
56	Liberty Media Corporation-Liberty Braves - Class A (a)	1,574
198	Liberty Media Corporation-Liberty Braves - Class C (a)	5,413
290	Lions Gate Entertainment Corporation - Class A (a)	2,857
606	Lions Gate Entertainment Corporation - Class B (a)	5,654
106	Loyalty Ventures, Inc. (a)	224
140	Madison Square Garden Entertainment Corporation (a)	7,778
655	Magnite, Inc. (a)	4,932
114	Marcus Corporation	1,834
101	MediaAlpha, Inc. - Class A (a)	843
114	Ooma, Inc. (a)	1,379
39	Outbrain, Inc. (a)	172
380	Playstudios, Inc. (a)	1,376
203	PubMatic, Inc. - Class A (a)	3,973
254	QuinStreet, Inc. (a)	3,051
316	Radius Global Infrastructure, Inc. - Class A (a)	4,351
97	Reservoir Media, Inc. (a)	635
140	Scholastic Corporation	6,427
264	Shenandoah Telecommunications Company	5,885
114	Shutterstock, Inc.	6,317
241	Sinclair Broadcast Group, Inc. - Class A	5,324
1,374	Skillz, Inc. (a)	1,827
303	Stagwell, Inc. (a)	2,054
130	Starry Group Holdings, Inc. - Class A (a)	293
140	TechTarget, Inc. (a)	9,086
1,209	TEGNA, Inc.	25,872
541	Telephone and Data Systems, Inc.	8,802
39	Thryv Holdings, Inc. (a)	998

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Communication Services — 2.5% (Continued)
492	TrueCar, Inc. (a)	$1,073
78	United States Cellular Corporation (a)	2,230
43	Urban One, Inc. - Class A (a)	235
62	Urban One, Inc. - Class D (a)	260
692	Vimeo, Inc. (a)	4,097
1,088	Vinco Ventures, Inc. (a)	1,055
111	Wejo Group, Ltd. (a)	125
290	WideOpenWest, Inc. (a)	5,162
365	Yelp, Inc. (a)	12,472
228	Ziff Davis, Inc. (a)	17,619
372	ZipRecruiter, Inc. - Class A (a)	6,205
		343,794
	Consumer Discretionary — 9.7%
144	1-800-Flowers.com, Inc. - Class A (a)	1,250
33	1stdibs.com, Inc. (a)	223
391	2U, Inc. (a)	2,784
170	Aaron’s Company, Inc.	2,023
320	Abercrombie & Fitch Company - Class A (a)	4,605
424	Academy Sports & Outdoors, Inc.	18,266
308	Accel Entertainment, Inc. (a)	2,898
189	Acushnet Holdings Corporation	9,007
529	Adient plc (a)	17,563
264	Adtalem Global Education, Inc. (a)	9,950
54	aka Brands Holding Corporation (a)	112
423	Allbirds, Inc. - Class A (a)	1,739
638	American Axle & Manufacturing Holdings, Inc. (a)	6,603
837	American Eagle Outfitters, Inc.	9,425
105	American Public Education, Inc. (a)	1,085
34	America’s Car-Mart, Inc./TX (a)	2,741
430	AMMO, Inc. (a)	1,638
657	Arko Corporation	6,261
130	Asbury Automotive Group, Inc. (a)	22,682
145	Aterian, Inc. (a)	331
166	Bally’s Corporation (a)	3,933
257	BARK, Inc. (a)	596
500	Beachbody Company, Inc. (a)	580
154	Beazer Homes USA, Inc. (a)	2,193
557	Bed Bath & Beyond, Inc. (a)	5,308
118	Big 5 Sporting Goods Corporation	1,444
174	Big Lots, Inc.	3,579
4	Biglari Holdings, Inc. - Class B (a)	539
119	BJ’s Restaurants, Inc. (a)	2,985
481	Bloomin’ Brands, Inc.	9,726
78	Bluegreen Vacations Holding Corporation	1,626
160	Boot Barn Holdings, Inc. (a)	10,659
194	Bowlero Corporation (a)	2,293
62	Boxed, Inc. (a)	66
242	Brinker International, Inc. (a)	5,931
170	Buckle, Inc.	5,488
80	Build-A-Bear Workshop, Inc.	1,226
208	Caleres, Inc.	5,308
620	Callaway Golf Company (a)	13,722
232	Camping World Holdings, Inc. - Class A	6,988
616	Canoo, Inc. (a)	1,965
241	CarParts.com, Inc. (a)	1,562
82	Carriage Services, Inc.	2,904
108	Cato Corporation - Class A	1,167
52	Cavco Industries, Inc. (a)	12,169
880	Cenntro Electric Group, Ltd. (a)	1,162
147	Century Casinos, Inc. (a)	1,083
160	Century Communities, Inc.	7,470
247	Cheesecake Factory, Inc.	7,563
662	Chegg, Inc. (a)	13,029
642	Chico’s FAS, Inc. (a)	3,647
78	Children’s Place, Inc. (a)	3,290
107	Chuy’s Holdings, Inc. (a)	2,389
44	Citi Trends, Inc. (a)	889
148	Clarus Corporation	2,245
97	Conn’s, Inc. (a)	932
166	Container Store Group, Inc. (a)	1,125
2,803	ContextLogic, Inc. - Class A (a)	3,644
398	Coursera, Inc. (a)	4,577
129	Cracker Barrel Old Country Store, Inc.	13,924
318	Crocs, Inc. (a)	23,437
807	Dana, Inc.	12,484
215	Dave & Buster’s Entertainment, Inc. (a)	8,888
332	Denny’s Corporation (a)	3,137
330	Designer Brands, Inc. - Class A	5,630
293	Destination XL Group, Inc. (a)	1,614
32	Dillard’s, Inc. - Class A	9,480
84	Dine Brands Global, Inc.	5,594

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Consumer Discretionary — 9.7% (Continued)
147	Dorman Products, Inc. (a)	$13,326
104	Dream Finders Homes, Inc. - Class A (a)	1,284
66	Duluth Holdings, Inc. - Class B (a)	585
116	Duolingo, Inc. (a)	10,906
101	El Pollo Loco Holdings, Inc. (a)	914
252	Ermenegildo Zegna NV	2,580
122	Ethan Allen Interiors, Inc.	2,900
72	European Wax Center, Inc. - Class A	1,557
437	Everi Holdings, Inc. (a)	8,085
312	EVgo, Inc. (a)	2,961
320	Express, Inc. (a)	486
111	F45 Training Holdings, Inc. (a)	278
302	Faraday Future Intelligent Electric, Inc. (a)	338
66	First Watch Restaurant Group, Inc. (a)	1,107
898	Fisker, Inc. (a)	8,109
433	Foot Locker, Inc.	15,952
260	Fossil Group, Inc. (a)	1,100
233	Fox Factory Holding Corporation (a)	21,717
155	Franchise Group, Inc.	5,253
426	Frontdoor, Inc. (a)	10,002
187	Full House Resorts, Inc. (a)	1,260
135	Funko, Inc. - Class A (a)	3,006
81	Genesco, Inc. (a)	4,583
176	Gentherm, Inc. (a)	10,542
242	G-III Apparel Group, Ltd. (a)	5,099
90	Golden Entertainment, Inc. (a)	3,443
1,465	Goodyear Tire & Rubber Company (a)	20,554
695	GoPro, Inc. - Class A (a)	4,233
21	Graham Holdings Company - Class B	11,874
168	Green Brick Partners, Inc. (a)	4,092
98	Group 1 Automotive, Inc.	17,502
118	Groupon, Inc. (a)	1,169
308	GrowGeneration Corporation (a)	1,463
221	Guess?, Inc.	3,861
94	Haverty Furniture Companies, Inc.	2,521
132	Helen of Troy, Ltd. (a)	16,318
83	Hibbett, Inc.	4,864
456	Hilton Grand Vacations, Inc. (a)	18,596
262	Holley, Inc. (a)	1,486
29	Hovnanian Enterprises, Inc. - Class A (a)	1,163
56	Inspirato, Inc. (a)	156
118	Inspired Entertainment, Inc. (a)	1,235
131	Installed Building Products, Inc.	11,863
511	International Game Technology plc	9,167
147	iRobot Corporation (a)	8,655
119	Jack in the Box, Inc.	9,503
66	JOANN, Inc.	469
30	Johnson Outdoors, Inc. - Class A	1,834
441	KB Home	12,635
294	Kontoor Brands, Inc.	10,946
132	Krispy Kreme, Inc.	1,551
19	Kura Sushi USA, Inc. - Class A (a)	1,420
78	Lands’ End, Inc. (a)	1,078
52	Landsea Homes Corporation (a)	348
166	Latham Group, Inc. (a)	948
528	Laureate Education, Inc.	5,819
228	La-Z-Boy, Inc.	6,017
127	LCI Industries	14,715
39	Legacy Housing Corporation (a)	667
114	LGI Homes, Inc. (a)	10,820
202	Life Time Group Holdings, Inc. (a)	2,394
65	Lifetime Brands, Inc.	580
518	Light & Wonder, Inc. (a)	25,502
153	Lindblad Expeditions Holdings, Inc. (a)	1,183
140	Liquidity Services, Inc. (a)	2,449
140	LL Flooring Holdings, Inc. (a)	1,140
792	Lordstown Motors Corporation - Class A (a)	1,695
52	Lovesac Company (a)	1,604
26	Lulu’s Fashion Lounge Holdings, Inc. (a)	166
1,197	Luminar Technologies, Inc. (a)	10,318
153	M/I Homes, Inc. (a)	6,616
114	Malibu Boats, Inc. - Class A (a)	6,843
39	Marine Products Corporation	387
117	MarineMax, Inc. (a)	4,252
101	MasterCraft Boat Holdings, Inc. (a)	2,433
303	MDC Holdings, Inc.	9,417
202	Meritage Homes Corporation (a)	15,826

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Consumer Discretionary — 9.7% (Continued)
264	Modine Manufacturing Company (a)	$3,955
65	Monarch Casino & Resort, Inc. (a)	3,925
166	Monro, Inc.	7,687
101	Motorcar Parts of America, Inc. (a)	1,501
78	Movado Group, Inc.	2,487
82	Mullen Automotive, Inc. (a)	55
127	Murphy USA, Inc.	36,851
455	National Vision Holdings, Inc. (a)	15,120
52	NEOGAMES SA (a)	831
254	Nerdy, Inc. (a)	777
202	Noodles & Company (a)	960
254	ODP Corporation (a)	9,081
101	ONE Group Hospitality, Inc. (a)	721
277	OneSpaWorld Holdings, Ltd. (a)	2,440
52	OneWater Marine, Inc. - Class A (a)	2,072
241	Overstock.com, Inc. (a)	6,290
88	Oxford Industries, Inc.	9,392
166	Papa John’s International, Inc.	13,418
554	Party City Holdco, Inc. (a)	1,091
140	Patrick Industries, Inc.	7,416
352	Perdoceo Education Corporation (a)	4,076
101	PetMed Express, Inc.	2,078
140	PLBY Group, Inc. (a)	630
417	Porch Group, Inc. (a)	897
114	Portillo’s, Inc. - Class A (a)	2,510
233	Poshmark, Inc. - Class A (a)	2,521
303	PowerSchool Holdings, Inc. - Class A (a)	5,454
303	Purple Innovation, Inc. (a)	867
466	Quotient Technology, Inc. (a)	867
2,056	Qurate Retail, Inc. - Series A	6,373
39	RCI Hospitality Holdings, Inc.	2,543
430	RealReal, Inc. (a)	920
303	Red Rock Resorts, Inc. - Class A	11,581
88	Rent the Runway, Inc. - Class A (a)	392
329	Rent-A-Center, Inc./TX	8,501
189	Revolve Group, Inc. (a)	4,440
26	Rocky Brands, Inc.	679
457	Rover Group, Inc. (a)	1,741
50	RumbleON, Inc. - Class B (a)	1,093
264	Rush Street Interactive, Inc. (a)	1,278
166	Ruth’s Hospitality Group, Inc.	3,025
593	Sally Beauty Holdings, Inc. (a)	8,824
264	SeaWorld Entertainment, Inc. (a)	13,266
189	Shake Shack, Inc. - Class A (a)	9,008
88	Shoe Carnival, Inc.	2,094
277	Signet Jewelers, Ltd.	18,107
277	Skyline Champion Corporation (a)	15,698
127	Sleep Number Corporation (a)	5,262
228	Smith & Wesson Brands, Inc.	3,032
65	Snap One Holdings Corporation (a)	727
267	Solid Power, Inc. (a)	1,757
67	Solo Brands, Inc. - Class A (a)	278
243	Sonder Holdings, Inc. (a)	452
114	Sonic Automotive, Inc. - Class A	6,064
616	Sonos, Inc. (a)	9,265
254	Sportsman’s Warehouse Holdings, Inc. (a)	2,022
114	Standard Motor Products, Inc.	4,184
430	Steven Madden, Ltd.	12,517
518	Stitch Fix, Inc. - Class A (a)	2,600
166	StoneMor, Inc. (a)	571
140	Stoneridge, Inc. (a)	2,660
127	Strategic Education, Inc.	8,217
228	Stride, Inc. (a)	8,696
88	Sturm Ruger & Company, Inc.	4,598
65	Superior Group of Companies, Inc.	722
73	Sweetgreen, Inc. - Class A (a)	1,234
127	Target Hospitality Corporation (a)	1,688
642	Taylor Morrison Home Corporation (a)	16,120
365	Tenneco, Inc. - Class A (a)	6,884
365	Texas Roadhouse, Inc.	32,398
296	ThredUp, Inc. - Class A (a)	713
188	Tile Shop Holdings, Inc.	737
114	Tilly’s, Inc. - Class A	855
68	Torrid Holdings, Inc. (a)	381
129	Traeger, Inc. (a)	341
65	TravelCenters of America, Inc. (a)	3,515
593	Tri Pointe Homes, Inc. (a)	10,277
254	Tupperware Brands Corporation (a)	2,855
65	Udemy, Inc. (a)	966
65	Unifi, Inc. (a)	738
65	Universal Electronics, Inc. (a)	1,445

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Consumer Discretionary — 9.7% (Continued)
166	Universal Technical Institute, Inc. (a)	$1,139
365	Urban Outfitters, Inc. (a)	7,347
232	Vacasa, Inc. - Class A (a)	928
303	Vista Outdoor, Inc. (a)	8,520
140	Visteon Corporation (a)	16,776
121	Vivid Seats, Inc. - Class A	979
505	Vivint Smart Home, Inc. (a)	3,161
307	Vizio Holding Corporation - Class A (a)	3,291
522	Volta, Inc. (a)	1,117
303	Vuzix Corporation (a)	2,276
427	Warby Parker, Inc. - Class A (a)	5,367
101	Weber, Inc. - Class A	725
30	Weyco Group, Inc.	768
153	Wingstop, Inc.	17,421
13	Winmark Corporation	2,683
176	Winnebago Industries, Inc.	10,134
440	Wolverine World Wide, Inc.	8,598
655	Workhorse Group, Inc. (a)	2,050
290	WW International, Inc. (a)	1,514
39	Xometry, Inc. - Class A (a)	1,911
88	XPEL, Inc. (a)	6,031
39	Xponential Fitness, Inc. - Class A (a)	715
114	Zumiez, Inc. (a)	2,959
		1,328,810
	Consumer Staples — 3.2%
857	22nd Century Group, Inc. (a)	1,148
33	Alico, Inc.	1,120
170	Andersons, Inc.	6,295
396	AppHarvest, Inc. (a)	1,140
359	B&G Foods, Inc.	7,776
430	Beauty Health Company (a)	4,988
217	BellRing Brands, Inc. (a)	5,141
744	Benson Hill, Inc. (a)	2,641
264	Beyond Meat, Inc. (a)	6,442
130	BRC, Inc. - Class A (a)	1,268
91	Calavo Growers, Inc.	3,826
229	Cal-Maine Foods, Inc.	12,277
292	Celsius Holdings, Inc. (a)	30,220
54	Central Garden & Pet Company (a)	2,156
219	Central Garden & Pet Company - Class A (a)	8,269
169	Chefs’ Warehouse, Inc. (a)	5,634
22	Coca-Cola Consolidated, Inc.	10,435
176	Duckhorn Portfolio, Inc. (a)	3,210
293	Edgewell Personal Care Company	11,415
262	elf Beauty, Inc. (a)	9,990
374	Energizer Holdings, Inc.	10,509
190	Fresh Del Monte Produce, Inc.	5,195
385	Hain Celestial Group, Inc. (a)	7,800
529	Herbalife Nutrition, Ltd. (a)	13,802
193	HF Foods Group, Inc. (a)	982
438	Honest Company, Inc. (a)	1,581
704	Hostess Brands, Inc. (a)	16,319
77	Ingles Markets, Inc. - Class A	6,740
95	Inter Parfums, Inc.	7,459
80	J & J Snack Foods Corporation	11,922
47	John B Sanfilippo & Son, Inc.	3,794
101	Lancaster Colony Corporation	17,023
140	Landec Corporation (a)	1,470
88	Local Bounti Corporation (a)	327
65	Medifast, Inc.	8,156
78	MGP Ingredients, Inc.	8,538
215	Mission Produce, Inc. (a)	3,462
131	National Beverage Corporation	7,265
52	Natural Grocers by Vitamin Cottage, Inc.	747
52	Nature’s Sunshine Products, Inc. (a)	504
264	Nu Skin Enterprises, Inc. - Class A	10,808
127	PriceSmart, Inc.	8,035
844	Primo Water Corporation	11,090
277	Rite Aid Corporation (a)	1,989
26	Seneca Foods Corporation - Class A (a)	1,374
453	Simply Good Foods Company (a)	13,839
127	Sovos Brands, Inc. (a)	1,939
189	SpartanNash Company	5,751
616	Sprouts Farmers Market, Inc. (a)	17,803
474	SunOpta, Inc. (a)	4,707
241	Tattooed Chef, Inc. (a)	1,605
39	Thorne HealthTech, Inc. (a)	183
77	Tootsie Roll Industries, Inc.	2,759
277	TreeHouse Foods, Inc. (a)	12,908
78	Turning Point Brands, Inc.	1,819
264	United Natural Foods, Inc. (a)	11,638
127	Universal Corporation/VA	6,482
65	USANA Health Sciences, Inc. (a)	4,194
303	Utz Brands, Inc.	5,048
782	Vector Group, Ltd.	7,664

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Consumer Staples — 3.2% (Continued)
329	Veru, Inc. (a)	$5,034
39	Village Super Market, Inc. - Class A	857
165	Vintage Wine Estates, Inc. (a)	975
53	Vita Coco Company, Inc. (a)	794
127	Vital Farms, Inc. (a)	1,645
65	WD-40 Company	12,296
88	Weis Markets, Inc.	6,838
209	Whole Earth Brands, Inc. (a)	1,068
		430,128
	Energy — 5.5%
167	Aemetis, Inc. (a)	1,523
380	Alto Ingredients, Inc. (a)	1,642
187	Amplify Energy Corporation (a)	1,393
80	Arch Resources, Inc.	11,646
316	Archaea Energy, Inc. (a)	6,244
743	Archrock, Inc.	5,491
184	Ardmore Shipping Corporation (a)	1,774
14	Battalion Oil Corporation (a)	185
374	Berry Corporation	3,422
814	Borr Drilling, Ltd. (a)	3,264
215	Brigham Minerals, Inc. - Class A	6,396
114	Bristow Group, Inc. (a)	3,307
290	Cactus, Inc. - Class A	11,586
470	California Resources Corporation	23,481
258	Callon Petroleum Company (a)	10,980
972	Centennial Resource Development, Inc./DE - Class A (a)	8,000
39	Centrus Energy Corporation - Class A (a)	1,943
1,112	ChampionX Corporation	24,254
218	Chord Energy Corporation	30,858
242	Civitas Resources, Inc.	16,260
847	Clean Energy Fuels Corporation (a)	5,692
1,183	CNX Resources Corporation (a)	20,904
506	Comstock Resources, Inc. (a)	9,918
173	CONSOL Energy, Inc.	12,418
171	Crescent Energy Company - Class A	2,929
154	CVR Energy, Inc.	5,030
355	Delek US Holdings, Inc.	10,029
281	Denbury, Inc. (a)	24,989
777	DHT Holdings, Inc.	6,068
540	Diamond Offshore Drilling, Inc. (a)	3,839
101	DMC Global, Inc. (a)	2,254
153	Dorian LPG, Ltd.	2,226
195	Dril-Quip, Inc. (a)	4,315
144	Earthstone Energy, Inc. - Class A (a)	2,189
36	Empire Petroleum Corporation (a)	531
805	Energy Fuels, Inc./Canada (a)	6,537
2,230	Equitrans Midstream Corporation	20,672
86	Excelerate Energy, Inc. - Class A	2,208
228	Expro Group Holdings NV (a)	3,083
146	FLEX LNG, Ltd.	4,828
649	Frontline, Ltd./Bermuda (a)	7,697
1,142	Gevo, Inc. (a)	3,574
520	Golar LNG, Ltd. (a)	14,180
262	Green Plains, Inc. (a)	9,597
67	Gulfport Energy Corporation (a)	6,550
747	Helix Energy Solutions Group, Inc. (a)	3,227
549	Helmerich & Payne, Inc.	23,470
29	HighPeak Energy, Inc.	734
257	International Seaways, Inc.	7,589
33	Kinetik Holdings, Inc.	1,217
2,366	Kosmos Energy, Ltd. (a)	16,728
52	Laredo Petroleum, Inc. (a)	4,036
453	Liberty Energy, Inc. (a)	6,795
743	Magnolia Oil & Gas Corporation - Class A	17,735
554	Matador Resources Company	33,019
769	Murphy Oil Corporation	29,968
26	Nabors Industries, Ltd. (a)	3,445
22	NACCO Industries, Inc. - Class A	989
189	National Energy Services Reunited Corporation (a)	1,327
479	Newpark Resources, Inc. (a)	1,380
140	NextDecade Corporation (a)	1,032
844	NexTier Oilfield Solutions, Inc. (a)	7,908
189	Noble Corporation (a)	5,736
818	Nordic American Tankers, Ltd.	2,127
264	Northern Oil and Gas, Inc.	8,353
528	Oceaneering International, Inc. (a)	4,673
316	Oil States International, Inc. (a)	1,548
241	Par Pacific Holdings, Inc. (a)	4,531
906	Patterson-UTI Energy, Inc.	13,499
554	PBF Energy, Inc. - Class A (a)	18,925

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Energy — 5.5% (Continued)
454	Peabody Energy Corporation (a)	$11,196
440	ProPetro Holding Corporation (a)	4,030
114	Ranger Oil Corporation - Class A	4,445
78	REX American Resources Corporation (a)	2,363
153	Riley Exploration Permian, Inc.	3,846
469	Ring Energy, Inc. (a)	1,520
342	RPC, Inc.	2,719
162	SandRidge Energy, Inc. (a)	3,399
228	Scorpio Tankers, Inc.	9,485
303	Select Energy Services, Inc. - Class A (a)	2,154
655	SFL Corporation, Ltd.	7,009
63	SilverBow Resources, Inc. (a)	2,505
56	Sitio Royalties Corporation	1,425
593	SM Energy Company	26,134
153	Solaris Oilfield Infrastructure, Inc. - Class A	1,637
202	Talos Energy, Inc. (a)	4,187
365	Teekay Corporation (a)	1,274
114	Teekay Tankers, Ltd. - Class A (a)	2,804
2,014	Tellurian, Inc. (a)	8,056
642	TETRA Technologies, Inc. (a)	2,555
202	Tidewater, Inc. (a)	4,476
1,258	Uranium Energy Corporation (a)	5,686
932	Ur-Energy, Inc. (a)	1,286
378	US Silica Holdings, Inc. (a)	5,303
316	VAALCO Energy, Inc.	1,583
323	Valaris, Ltd. (a)	16,467
274	Vertex Energy, Inc. (a)	2,329
492	W&T Offshore, Inc. (a)	3,198
406	Weatherford International plc (a)	11,425
335	World Fuel Services Corporation	8,643
		749,036
	Financials — 16.1%
88	1st Source Corporation	4,153
44	ACNB Corporation	1,565
66	AFC Gamma, Inc.	1,148
80	Alerus Financial Corporation	1,901
104	Allegiance Bancshares, Inc.	4,405
72	Amalgamated Financial Corporation	1,620
94	A-Mark Precious Metals, Inc.	2,906
244	Ambac Financial Group, Inc. (a)	3,682
154	Amerant Bancorp, Inc.	4,033
443	American Equity Investment Life Holding Company	16,834
55	American National Bankshares, Inc.	1,811
369	Ameris Bancorp	17,225
109	AMERISAFE, Inc.	5,212
41	Angel Oak Mortgage, Inc.	569
758	Apollo Commercial Real Estate Finance, Inc.	8,831
775	Arbor Realty Trust, Inc.	11,610
232	Ares Commercial Real Estate Corporation	3,060
172	Argo Group International Holdings, Ltd.	3,376
482	ARMOUR Residential REIT, Inc.	3,422
77	Arrow Financial Corporation	2,472
324	Artisan Partners Asset Management, Inc. - Class A	10,938
104	AssetMark Financial Holdings, Inc. (a)	2,011
802	Associated Banc-Corp	16,072
9	Associated Capital Group, Inc. - Class A	356
408	Atlantic Union Bankshares Corporation	13,240
27	Atlanticus Holdings Corporation (a)	769
318	Axos Financial, Inc. (a)	13,286
101	B Riley Financial, Inc.	5,027
262	Bakkt Holdings, Inc. (a)	679
295	Banc of California, Inc.	4,980
93	BancFirst Corporation	10,031
171	Banco Latinoamericano de Comercio Exterior SA	2,497
290	Bancorp, Inc. (a)	6,879
34	Bank First Corporation	2,763
86	Bank of Marin Bancorp	2,657
264	Bank of NT Butterfield & Son, Ltd.	8,612
493	BankUnited, Inc.	18,266
30	Bankwell Financial Group, Inc.	946
189	Banner Corporation	11,484
82	Bar Harbor Bankshares	2,323
66	BayCom Corporation	1,228
75	BCB Bancorp, Inc.	1,350
271	Berkshire Hills Bancorp, Inc.	7,645
1,739	BGC Partners, Inc. - Class A	6,991

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Financials — 16.1% (Continued)
858	Blackstone Mortgage Trust, Inc. - Class A	$24,864
262	Blucora, Inc. (a)	5,261
158	Blue Foundry Bancorp (a)	1,796
95	Blue Ridge Bankshares, Inc.	1,394
254	Bread Financial Holdings, Inc.	9,761
114	Bridgewater Bancshares, Inc. (a)	1,959
298	Bright Health Group, Inc. (a)	450
332	Brightsphere Investment Group, Inc.	5,674
450	BrightSpire Capital, Inc.	3,780
708	Broadmark Realty Capital, Inc.	4,567
425	Brookline Bancorp, Inc.	5,300
253	BRP Group, Inc. - Class A (a)	7,944
108	Business First Bancshares, Inc.	2,548
134	Byline Bancorp, Inc.	2,923
1,024	Cadence Bank	26,091
40	Cambridge Bancorp	3,289
77	Camden National Corporation	3,483
437	Cannae Holdings, Inc. (a)	9,444
45	Capital Bancorp, Inc.	1,115
70	Capital City Bank Group, Inc.	2,235
713	Capitol Federal Financial, Inc.	6,460
110	Capstar Financial Holdings, Inc.	2,217
143	Carter Bankshares, Inc. (a)	2,355
407	Cathay General Bancorp	17,070
102	CBTX, Inc.	3,040
148	Central Pacific Financial Corporation	3,225
34	Chicago Atlantic Real Estate Finance, Inc.	519
1,255	Chimera Investment Corporation	10,668
83	Citizens & Northern Corporation	1,992
82	City Holding Company	6,971
79	Civista Bancshares, Inc.	1,671
477	Claros Mortgage Trust, Inc.	8,152
88	CNB Financial Corporation/PA	2,316
675	CNO Financial Group, Inc.	12,427
47	Coastal Financial Corporation/WA (a)	1,889
140	Cohen & Steers, Inc.	9,993
87	Colony Bankcorp, Inc.	1,228
424	Columbia Banking System, Inc.	12,699
209	Columbia Financial, Inc. (a)	4,458
291	Community Bank System, Inc.	19,026
84	Community Trust Bancorp, Inc.	3,549
286	Compass Diversified Holdings	5,966
207	ConnectOne Bancorp, Inc.	5,181
78	Consumer Portfolio Services, Inc. (a)	908
144	Cowen, Inc. - Class A	5,537
90	Crawford & Company - Class A	547
255	CrossFirst Bankshares, Inc. (a)	3,361
111	Curo Group Holdings Corporation	733
157	Customers Bancorp, Inc. (a)	5,446
715	CVB Financial Corporation	18,762
17	Diamond Hill Investment Group, Inc.	2,908
187	Dime Community Bancshares, Inc.	5,846
80	Donegal Group, Inc. - Class A	1,162
156	Donnelley Financial Solutions, Inc. (a)	6,622
198	Dynex Capital, Inc.	3,071
177	Eagle Bancorp, Inc.	8,590
945	Eastern Bankshares, Inc.	18,333
132	eHealth, Inc. (a)	845
291	Ellington Financial, Inc.	4,272
156	Employers Holdings, Inc.	6,109
80	Enact Holdings, Inc.	2,032
156	Encore Capital Group, Inc. (a)	8,530
196	Enova International, Inc. (a)	6,848
66	Enstar Group, Ltd. (a)	12,491
53	Enterprise Bancorp, Inc./MA	1,706
192	Enterprise Financial Services Corporation	8,778
72	Equity Bancshares, Inc. - Class A	2,249
34	Esquire Financial Holdings, Inc.	1,271
605	Essent Group, Ltd.	24,195
273	EZCORP, Inc. - Class A (a)	2,389
64	Farmers & Merchants Bancorp, Inc.	1,828
169	Farmers National Banc Corporation	2,415
180	FB Financial Corporation	7,132
47	Federal Agricultural Mortgage Corporation - Class C	5,134
522	Federated Hermes, Inc.	17,778
104	Finance Of America Companies, Inc. - Class A (a)	127
85	Financial Institutions, Inc.	2,213
56	First Bancorp, Inc.	1,624
1,112	First BanCorp/Puerto Rico	15,902
189	First Bancorp/Southern Pines NC	6,881

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Financials — 16.1% (Continued)
111	First Bancshares, Inc.	$3,319
86	First Bank/Hamilton NJ	1,289
281	First Busey Corporation	6,463
43	First Business Financial Services, Inc.	1,431
509	First Commonwealth Financial Corporation	6,861
93	First Community Bankshares, Inc.	2,932
518	First Financial Bancorp	11,178
704	First Financial Bankshares, Inc.	29,926
52	First Financial Corporation/IN	2,418
220	First Foundation, Inc.	4,171
32	First Guaranty Bancshares, Inc.	713
52	First Internet Bancorp	1,907
482	First Interstate BancSystem, Inc. - Class A	19,405
307	First Merchants Corporation	12,225
91	First Mid Bancshares, Inc.	3,217
129	First of Long Island Corporation	2,375
40	First Western Financial, Inc. (a)	1,061
216	FirstCash Holdings, Inc.	16,839
66	Five Star Bancorp	1,678
281	Flagstar Bancorp, Inc.	10,827
161	Flushing Financial Corporation	3,325
323	Focus Financial Partners, Inc. - Class A (a)	12,645
196	Franklin BSP Realty Trust, Inc.	2,528
859	Fulton Financial Corporation	13,942
62	FVCBankcorp, Inc. (a)	1,194
30	GAMCO Investors, Inc. - Class A	607
243	GCM Grosvenor, Inc. - Class A	1,908
2,795	Genworth Financial, Inc. - Class A (a)	11,795
133	German American Bancorp, Inc.	4,995
606	Glacier Bancorp, Inc.	30,711
96	Goosehead Insurance, Inc. - Class A (a)	4,992
293	Granite Point Mortgage Trust, Inc.	2,760
55	Great Southern Bancorp, Inc.	3,233
296	Green Dot Corporation - Class A (a)	6,006
17	Greene County Bancorp, Inc.	904
144	Greenlight Capital Re, Ltd. - Class A (a)	1,136
45	Guaranty Bancshares, Inc./TX	1,559
198	Hamilton Lane, Inc. - Class A	13,777
472	Hancock Whitney Corporation	22,764
170	Hanmi Financial Corporation	4,202
418	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,518
260	HarborOne Bancorp, Inc.	3,546
56	HBT Financial, Inc.	1,012
33	HCI Group, Inc.	1,577
220	Heartland Financial USA, Inc.	9,827
323	Heritage Commerce Corporation	3,647
193	Heritage Financial Corporation/WA	5,016
342	Hilltop Holdings, Inc.	9,029
8	Hingham Institution For Savings	2,375
1,209	Hippo Holdings, Inc. (a)	1,173
42	Home Bancorp, Inc.	1,640
839	Home BancShares, Inc./AR	19,742
39	Home Point Capital, Inc.	90
109	HomeStreet, Inc.	3,794
80	HomeTrust Bancshares, Inc.	1,858
638	Hope Bancorp, Inc.	9,232
231	Horace Mann Educators Corporation	8,263
235	Horizon Bancorp, Inc./IN	4,446
278	Houlihan Lokey, Inc.	21,822
249	Independent Bank Corporation	19,479
110	Independent Bank Corporation/MI	2,257
193	Independent Bank Group, Inc.	13,000
294	International Bancshares Corporation	12,269
175	Invesco Mortgage Capital, Inc.	2,781
7	Investors Title Company	1,031
408	Jackson Financial, Inc. - Class A	12,753
205	James River Group Holdings, Ltd.	4,871
55	John Marshall Bancorp, Inc.	1,387
378	Kearny Financial Corporation/MD	4,294
119	Kinsale Capital Group, Inc.	30,176
192	KKR Real Estate Finance Trust, Inc.	3,698
616	Ladder Capital Corporation	6,813
264	Lakeland Bancorp, Inc.	4,301
127	Lakeland Financial Corporation	9,568
177	Lemonade, Inc. (a)	3,915
505	LendingClub Corporation (a)	6,600
65	LendingTree, Inc. (a)	1,982
166	Live Oak Bancshares, Inc.	6,016

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Financials — 16.1% (Continued)
78	Luther Burbank Corporation	$1,023
140	Macatawa Bank Corporation	1,333
82	Manning & Napier, Inc.	1,044
90	MarketWise, Inc. (a)	251
254	MBIA, Inc. (a)	2,995
78	Mercantile Bank Corporation	2,580
78	Merchants Bancorp/IN	2,104
133	Mercury General Corporation	4,243
101	Metrocity Bankshares, Inc.	2,019
52	Metropolitan Bank Holding Corporation (a)	3,723
574	MFA Financial, Inc.	6,274
78	Mid Penn Bancorp, Inc.	2,269
114	Midland States Bancorp, Inc.	2,860
78	MidWestOne Financial Group, Inc.	2,379
329	Moelis & Company - Class A	13,706
760	Moneylion, Inc. (a)	1,087
342	Mr Cooper Group, Inc. (a)	14,467
52	MVB Financial Corporation	1,663
153	National Bank Holdings Corporation - Class A	6,140
13	National Western Life Group, Inc. - Class A	2,474
844	Navient Corporation	12,989
228	NBT Bancorp, Inc.	8,842
88	Nelnet, Inc. - Class A	7,413
121	NerdWallet, Inc. - Class A (a)	1,257
2,014	New York Mortgage Trust, Inc.	5,639
42	Nexpoint Real Estate Finance, Inc.	862
39	NI Holdings, Inc. (a)	512
65	Nicolet Bankshares, Inc. (a)	4,978
440	NMI Holdings, Inc. - Class A (a)	9,033
35	Northeast Bank	1,357
241	Northfield Bancorp, Inc.	3,552
681	Northwest Bancshares, Inc.	9,582
316	OceanFirst Financial Corporation	6,143
264	OFG Bancorp	7,181
1,605	Old National Bancorp/IN	26,786
140	Old Second Bancorp, Inc.	1,921
567	Open Lending Corporation - Class A (a)	5,506
101	Oportun Financial Corporation (a)	516
52	Oppenheimer Holdings, Inc. - Class A	1,888
65	OppFi, Inc. (a)	176
141	Orchid Island Capital, Inc.	1,904
114	Origin Bancorp, Inc.	4,657
52	Orrstown Financial Services, Inc.	1,338
554	Oscar Health, Inc. - Class A (a)	3,673
518	Pacific Premier Bancorp, Inc.	16,970
127	Palomar Holdings, Inc. (a)	10,070
78	Park National Corporation	10,283
52	Parke Bancorp, Inc.	1,153
172	Pathward Financial, Inc.	5,669
61	PCB Bancorp	1,146
65	PCSB Financial Corporation	1,203
88	Peapack-Gladstone Financial Corporation	2,963
166	PennyMac Financial Services, Inc.	8,818
518	PennyMac Mortgage Investment Trust	7,692
140	Peoples Bancorp, Inc./OH	4,185
39	Peoples Financial Services Corporation	1,899
232	Perella Weinberg Partners	1,668
65	Pioneer Bancorp, Inc./NY (a)	608
88	Piper Sandler Companies	10,082
127	PJT Partners, Inc. - Class A	8,791
228	PRA Group, Inc. (a)	8,422
65	Preferred Bank/Los Angeles CA	4,410
189	Premier Financial Corporation	5,107
133	Primis Financial Corporation	1,744
277	ProAssurance Corporation	5,925
67	Professional Holding Corporation - Class A (a)	1,873
352	PROG Holdings, Inc. (a)	6,526
78	Provident Bancorp, Inc.	1,130
417	Provident Financial Services, Inc.	9,687
78	Pzena Investment Management, Inc. - Class A	743
78	QCR Holdings, Inc.	4,356
968	Radian Group, Inc.	20,434
78	RBB Bancorp	1,724
316	Ready Capital Corporation	4,140
13	Red River Bancshares, Inc.	664
593	Redwood Trust, Inc.	4,596
39	Regional Management Corporation	1,314
303	Renasant Corporation	10,102
52	Republic Bancorp, Inc./KY - Class A	2,210
231	Republic First Bancorp, Inc. (a)	735

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Financials — 16.1% (Continued)
215	RLI Corporation	$23,598
41	Root, Inc./OH - Class A (a)	508
202	S&T Bancorp, Inc.	5,987
78	Safety Insurance Group, Inc.	7,024
241	Sandy Spring Bancorp, Inc.	9,283
114	Sculptor Capital Management, Inc.	1,075
290	Seacoast Banking Corporation of Florida	9,373
303	Selective Insurance Group, Inc.	24,064
730	Selectquote, Inc. (a)	810
264	ServisFirst Bancshares, Inc.	22,270
91	Shore Bancshares, Inc.	1,734
78	Sierra Bancorp	1,616
52	Silvercrest Asset Management Group, Inc. - Class A	929
140	Silvergate Capital Corporation - Class A (a)	12,757
681	Simmons First National Corporation - Class A	16,065
453	SiriusPoint, Ltd. (a)	2,025
65	SmartFinancial, Inc.	1,631
52	South Plains Financial, Inc.	1,411
39	Southern First Bancshares, Inc. (a)	1,681
39	Southern Missouri Bancorp, Inc.	2,056
166	Southside Bancshares, Inc.	6,255
418	SouthState Corporation	32,620
202	StepStone Group, Inc. - Class A	5,513
88	Sterling Bancorp, Inc./MI (a)	518
140	Stewart Information Services Corporation	7,090
127	Stock Yards Bancorp, Inc.	8,415
88	StoneX Group, Inc. (a)	8,170
52	Summit Financial Group, Inc.	1,483
125	Sunlight Financial Holdings, Inc. (a)	383
19	SWK Holdings Corporation (a)	332
264	Texas Capital Bancshares, Inc. (a)	15,584
13	Third Coast Bancshares, Inc. (a)	237
114	Tiptree, Inc.	1,362
78	Tompkins Financial Corporation	5,588
365	Towne Bank/Portsmouth VA	10,399
316	TPG RE Finance Trust, Inc.	2,926
88	Trean Insurance Group, Inc. (a)	392
153	TriCo Bancshares	7,220
127	Triumph Bancorp, Inc. (a)	7,863
140	Trupanion, Inc. (a)	9,881
101	TrustCo Bank Corporation NY	3,367
342	Trustmark Corporation	10,787
1,812	Two Harbors Investment Corporation	8,788
228	UMB Financial Corporation	20,399
730	United Bankshares, Inc./WV	27,082
563	United Community Banks, Inc./GA	18,877
114	United Fire Group, Inc.	3,355
37	Unity Bancorp, Inc.	1,037
140	Universal Insurance Holdings, Inc.	1,672
153	Univest Financial Corporation	3,794
57	USCB Financial Holdings, Inc. (a)	741
2,177	Valley National Bancorp	25,296
127	Value Line, Inc.	10,415
233	Velocity Financial, Inc. (a)	2,661
264	Veritex Holdings, Inc.	7,949
84	Victory Capital Holdings, Inc. - Class A	2,250
39	Virtus Investment Partners, Inc.	7,459
153	Walker & Dunlop, Inc.	15,370
352	Washington Federal, Inc.	11,268
88	Washington Trust Bancorp, Inc.	4,455
114	Waterstone Financial, Inc.	1,971
342	WesBanco, Inc.	11,700
78	West BanCorp, Inc.	1,920
140	Westamerica BanCorp	7,833
704	WisdomTree Investments, Inc.	3,527
13	World Acceptance Corporation (a)	1,511
343	WSFS Financial Corporation	16,584
		2,200,983
	Health Care — 15.1%
616	1Life Healthcare, Inc. (a)	10,601
771	23andMe Holding Company - Class A (a)	2,598
101	2seventy bio, Inc. (a)	1,488
147	4D Molecular Therapeutics, Inc. (a)	1,155
70	Aadi Bioscience, Inc. (a)	949
997	AbCellera Biologics, Inc. (a)	10,648
79	Absci Corporation (a)	266
812	ACADIA Pharmaceuticals, Inc. (a)	13,341
275	Accolade, Inc. (a)	2,800
273	Aclaris Therapeutics, Inc. (a)	4,343
132	Adagio Therapeutics, Inc. (a)	602

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Health Care — 15.1% (Continued)
386	AdaptHealth Corporation (a)	$6,936
473	Adaptive Biotechnologies Corporation (a)	4,219
84	Addus HomeCare Corporation (a)	7,494
110	Adicet Bio, Inc. (a)	1,558
853	ADMA Biologics, Inc. (a)	2,303
231	Aerie Pharmaceuticals, Inc. (a)	3,488
54	Aerovate Therapeutics, Inc. (a)	1,071
627	Affimed NV (a)	1,643
1,241	Agenus, Inc. (a)	3,351
129	Agiliti, Inc. (a)	2,072
296	Agios Pharmaceuticals, Inc. (a)	7,548
32	AirSculpt Technologies, Inc.	279
143	Akero Therapeutics, Inc. (a)	1,680
71	Akoya Biosciences, Inc. (a)	809
89	Albireo Pharma, Inc. (a)	1,558
320	Alector, Inc. (a)	3,312
437	Alignment Healthcare, Inc. (a)	6,647
883	Alkermes plc (a)	20,901
378	Allogene Therapeutics, Inc. (a)	5,182
161	Allovir, Inc. (a)	1,209
616	Allscripts Healthcare Solutions, Inc. (a)	10,472
26	Alpha Teknova, Inc. (a)	117
379	Alphatec Holdings, Inc. (a)	2,877
66	Alpine Immune Sciences, Inc. (a)	496
102	ALX Oncology Holdings, Inc. (a)	1,326
1,015	American Well Corporation - Class A (a)	4,618
1,365	Amicus Therapeutics, Inc. (a)	15,329
247	AMN Healthcare Services, Inc. (a)	25,351
506	Amneal Pharmaceuticals, Inc. (a)	1,098
203	Amphastar Pharmaceuticals, Inc. (a)	6,009
55	Amylyx Pharmaceuticals, Inc. (a)	1,388
22	AN2 Therapeutics, Inc. (a)	377
105	AnaptysBio, Inc. (a)	2,438
369	Anavex Life Sciences Corporation (a)	3,539
203	AngioDynamics, Inc. (a)	4,494
58	ANI Pharmaceuticals, Inc. (a)	2,140
79	Anika Therapeutics, Inc. (a)	1,785
391	Apellis Pharmaceuticals, Inc. (a)	23,658
204	Apollo Medical Holdings, Inc. (a)	8,799
438	Arbutus Biopharma Corporation (a)	972
54	Arcellx, Inc. (a)	970
116	Arcturus Therapeutics Holdings, Inc. (a)	1,629
241	Arcus Biosciences, Inc. (a)	5,803
143	Arcutis Biotherapeutics, Inc. (a)	3,854
557	Arrowhead Pharmaceuticals, Inc. (a)	22,118
209	Artivion, Inc. (a)	4,631
246	Arvinas, Inc. (a)	10,416
461	Atara Biotherapeutics, Inc. (a)	1,849
354	Atea Pharmaceuticals, Inc. (a)	2,655
176	Athira Pharma, Inc. (a)	595
364	ATI Physical Therapy, Inc. - Class A (a)	328
242	AtriCure, Inc. (a)	11,040
7	Atrion Corporation	4,228
33	Aura Biosciences, Inc. (a)	441
649	Aurinia Pharmaceuticals, Inc. (a)	4,777
257	Avanos Medical, Inc. (a)	6,330
217	Aveanna Healthcare Holdings, Inc. (a)	395
322	Avid Bioservices, Inc. (a)	5,545
202	Avidity Biosciences, Inc. (a)	3,963
231	Axogen, Inc. (a)	2,164
244	Axonics, Inc. (a)	17,629
145	Axsome Therapeutics, Inc. (a)	9,251
517	Babylon Holdings, Ltd./Jersey - Class A (a)	369
278	Beam Therapeutics, Inc. (a)	15,179
247	Berkeley Lights, Inc. (a)	906
973	BioCryst Pharmaceuticals, Inc. (a)	13,525
291	Biohaven Pharmaceutical Holding Company, Ltd. (a)	43,460
56	BioLife Solutions, Inc. (a)	1,322
1,661	Bionano Genomics, Inc. (a)	4,119
155	Bioventus, Inc. - Class A (a)	1,133
96	Bioxcel Therapeutics, Inc. (a)	1,313
345	Bluebird Bio, Inc. (a)	2,015
309	Blueprint Medicines Corporation (a)	22,625
593	Bridgebio Pharma, Inc. (a)	6,227
995	Brookdale Senior Living, Inc. (a)	4,378
682	Butterfly Network, Inc. (a)	4,249
208	C4 Therapeutics, Inc. (a)	2,097
654	Cano Health, Inc. (a)	4,035

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Health Care — 15.1% (Continued)
246	Cara Therapeutics, Inc. (a)	$2,539
216	Cardiovascular Systems, Inc. (a)	2,853
281	CareDx, Inc. (a)	5,505
242	CareMax, Inc. - Class A (a)	1,655
110	Caribou Biosciences, Inc. (a)	1,086
189	Cassava Sciences, Inc. (a)	4,863
118	Castle Biosciences, Inc. (a)	3,422
536	Catalyst Pharmaceuticals, Inc. (a)	7,257
253	Celldex Therapeutics, Inc. (a)	7,691
72	Celularity, Inc. (a)	195
66	Century Therapeutics, Inc. (a)	694
209	Cerevel Therapeutics Holdings, Inc. (a)	6,082
914	Cerus Corporation (a)	3,757
294	ChemoCentryx, Inc. (a)	14,988
391	Chimerix, Inc. (a)	860
210	Chinook Therapeutics, Inc. (a)	4,368
84	CinCor Pharma, Inc. (a)	2,837
1,711	Clover Health Investments Corporation (a)	4,466
331	Codexis, Inc. (a)	2,320
206	Cogent Biosciences, Inc. (a)	3,397
341	Coherus Biosciences, Inc. (a)	3,812
190	Collegium Pharmaceutical, Inc. (a)	3,340
671	Community Health Systems, Inc. (a)	1,785
78	Computer Programs and Systems, Inc. (a)	2,380
156	CONMED Corporation	13,817
66	Convey Health Solutions Holdings, Inc. (a)	692
492	Corcept Therapeutics, Inc. (a)	12,703
47	CorVel Corporation (a)	7,303
567	Covetrus, Inc. (a)	11,833
243	Crinetics Pharmaceuticals, Inc. (a)	4,588
192	Cross Country Healthcare, Inc. (a)	4,873
218	CryoPort, Inc. (a)	7,120
416	CTI BioPharma Corporation (a)	2,612
66	Cue Health, Inc. (a)	220
134	Cullinan Oncology, Inc. (a)	1,806
95	Cutera, Inc. (a)	4,536
93	Cytek Biosciences, Inc. (a)	1,083
408	Cytokinetics, Inc. (a)	21,608
65	Day One Biopharmaceuticals, Inc. (a)	1,527
210	Deciphera Pharmaceuticals, Inc. (a)	3,408
520	Denali Therapeutics, Inc. (a)	14,388
141	Design Therapeutics, Inc. (a)	2,857
77	DICE Therapeutics, Inc. (a)	1,209
378	DocGo, Inc. (a)	3,856
638	Dynavax Technologies Corporation (a)	7,318
166	Dyne Therapeutics, Inc. (a)	1,627
65	Eagle Pharmaceuticals, Inc./DE (a)	2,130
215	Edgewise Therapeutics, Inc. (a)	2,167
380	Editas Medicine, Inc. (a)	5,586
181	Eiger BioPharmaceuticals, Inc. (a)	1,495
308	Embecta Corporation	9,831
267	Emergent BioSolutions, Inc. (a)	6,413
104	Enanta Pharmaceuticals, Inc. (a)	6,332
106	Enochian Biosciences, Inc. (a)	262
282	Ensign Group, Inc.	24,054
587	EQRx, Inc. (a)	2,870
132	Erasca, Inc. (a)	1,191
154	Esperion Therapeutics, Inc. (a)	1,149
447	Evolent Health, Inc. - Class A (a)	16,428
170	Evolus, Inc. (a)	1,634
117	EyePoint Pharmaceuticals, Inc. (a)	1,170
420	Fate Therapeutics, Inc. (a)	10,979
473	FibroGen, Inc. (a)	5,884
638	Figs, Inc. - Class A (a)	7,375
105	Foghorn Therapeutics, Inc. (a)	1,044
187	Forma Therapeutics Holdings, Inc. (a)	2,506
154	Fulcrum Therapeutics, Inc. (a)	1,140
110	Fulgent Genetics, Inc. (a)	4,782
52	Gelesis Holdings, Inc. (a)	63
230	Generation Bio Company (a)	1,178
1,717	Geron Corporation (a)	4,533
246	Glaukos Corporation (a)	11,943
330	Global Blood Therapeutics, Inc. (a)	22,407
343	Gossamer Bio, Inc. (a)	4,785
74	GreenLight Biosciences Holdings PBC (a)	210
291	Haemonetics Corporation (a)	21,834
748	Halozyme Therapeutics, Inc. (a)	30,465
209	Hanger, Inc. (a)	3,894

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Health Care — 15.1% (Continued)
122	Harmony Biosciences Holdings, Inc. (a)	$5,357
286	Health Catalyst, Inc. (a)	3,432
421	HealthEquity, Inc. (a)	27,819
134	HealthStream, Inc. (a)	2,965
508	Heron Therapeutics, Inc. (a)	2,078
55	Heska Corporation (a)	5,009
56	HilleVax, Inc. (a)	667
550	Hims & Hers Health, Inc. (a)	3,498
82	Humacyte, Inc. (a)	299
77	Icosavax, Inc. (a)	363
172	Ideaya Biosciences, Inc. (a)	1,691
44	IGM Biosciences, Inc. (a)	854
53	Imago Biosciences, Inc. (a)	770
404	ImmunityBio, Inc. (a)	1,616
1,069	ImmunoGen, Inc. (a)	6,211
221	Immunovant, Inc. (a)	1,138
176	Inari Medical, Inc. (a)	12,206
160	Inhibrx, Inc. (a)	2,838
98	Innovage Holding Corporation (a)	360
244	Innoviva, Inc. (a)	3,211
111	Inogen, Inc. (a)	3,178
65	Inotiv, Inc. (a)	1,272
1,210	Inovio Pharmaceuticals, Inc. (a)	2,771
638	Insmed, Inc. (a)	15,708
144	Inspire Medical Systems, Inc. (a)	27,575
264	Instil Bio, Inc. (a)	1,373
180	Integer Holdings Corporation (a)	11,353
329	Intellia Therapeutics, Inc. (a)	19,760
141	Intercept Pharmaceuticals, Inc. (a)	2,449
319	Intra-Cellular Therapies, Inc. (a)	16,032
1,007	Invitae Corporation (a)	3,061
701	Iovance Biotherapeutics, Inc. (a)	7,515
33	iRadimed Corporation	1,107
154	iRhythm Technologies, Inc. (a)	22,707
796	Ironwood Pharmaceuticals, Inc. (a)	8,565
108	iTeos Therapeutics, Inc. (a)	2,395
607	IVERIC bio, Inc. (a)	5,973
78	Janux Therapeutics, Inc. (a)	844
70	Joint Corporation (a)	1,277
173	Jounce Therapeutics, Inc. (a)	633
119	KalVista Pharmaceuticals, Inc. (a)	1,960
115	Karuna Therapeutics, Inc. (a)	29,331
363	Karyopharm Therapeutics, Inc. (a)	1,837
80	Keros Therapeutics, Inc. (a)	2,830
192	Kezar Life Sciences, Inc. (a)	1,974
170	Kiniksa Pharmaceuticals, Ltd. - Class A (a)	1,992
142	Kinnate Biopharma, Inc. (a)	2,056
178	Kodiak Sciences, Inc. (a)	1,782
204	Kronos Bio, Inc. (a)	816
99	Krystal Biotech, Inc. (a)	6,941
321	Kura Oncology, Inc. (a)	4,449
174	Kymera Therapeutics, Inc. (a)	4,919
342	Lantheus Holdings, Inc. (a)	26,950
101	LeMaitre Vascular, Inc.	4,987
352	Lexicon Pharmaceuticals, Inc. (a)	968
140	LHC Group, Inc. (a)	22,605
228	LifeStance Health Group, Inc. (a)	1,434
78	Ligand Pharmaceuticals, Inc. (a)	7,206
245	Liquidia Corporation (a)	1,414
277	LivaNova plc (a)	15,581
114	Lyell Immunopharma, Inc. (a)	764
316	MacroGenics, Inc. (a)	1,255
65	Madrigal Pharmaceuticals, Inc. (a)	4,688
1,372	MannKind Corporation (a)	5,008
479	MaxCyte, Inc. (a)	2,491
153	Medpace Holdings, Inc. (a)	22,584
127	MeiraGTx Holdings plc (a)	1,054
241	Meridian Bioscience, Inc. (a)	7,854
277	Merit Medical Systems, Inc. (a)	16,407
365	Mersana Therapeutics, Inc. (a)	2,738
26	Mesa Laboratories, Inc.	4,442
606	MiMedx Group, Inc. (a)	2,139
13	Mirum Pharmaceuticals, Inc. (a)	325
65	ModivCare, Inc. (a)	7,041
67	Monte Rosa Therapeutics, Inc. (a)	531
114	Morphic Holding, Inc. (a)	3,137
2,138	Multiplan Corporation (a)	7,526
417	Myriad Genetics, Inc. (a)	9,316
228	NanoString Technologies, Inc. (a)	3,092
187	Nano-X Imaging, Ltd. (a)	2,489
65	National HealthCare Corporation	4,514
78	National Research Corporation	2,661
222	Nautilus Biotechnology, Inc. (a)	491

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Health Care — 15.1% (Continued)
870	Nektar Therapeutics (a)	$3,428
580	Neogen Corporation (a)	12,122
580	NeoGenomics, Inc. (a)	5,829
189	Nevro Corporation (a)	8,565
303	NextGen Healthcare, Inc. (a)	5,193
166	NGM Biopharmaceuticals, Inc. (a)	2,342
65	Nkarta, Inc. (a)	935
153	Nurix Therapeutics, Inc. (a)	2,407
201	Nutex Health, Inc. (a)	541
52	Nuvalent, Inc. - Class A (a)	878
277	NuVasive, Inc. (a)	11,775
893	Nuvation Bio, Inc. (a)	2,500
945	Ocugen, Inc. (a)	2,438
365	Ocular Therapeutix, Inc. (a)	1,854
228	Omnicell, Inc. (a)	23,322
81	Oncology Institute, Inc. (a)	514
2,112	OPKO Health, Inc. (a)	4,604
88	OptimizeRx Corporation (a)	1,397
857	Option Care Health, Inc. (a)	26,532
404	OraSure Technologies, Inc. (a)	1,652
202	Organogenesis Holdings, Inc. (a)	725
101	Orthofix Medical, Inc. (a)	2,010
78	OrthoPediatrics Corporation (a)	3,829
440	Outlook Therapeutics, Inc. (a)	493
241	Outset Medical, Inc. (a)	4,408
378	Owens & Minor, Inc.	11,155
80	Owlet, Inc. (a)	130
132	P3 Health Partners, Inc. (a)	649
1,007	Pacific Biosciences of California, Inc. (a)	5,901
228	Pacira BioSciences, Inc. (a)	11,965
52	Paragon 28, Inc. (a)	913
133	Pardes Biosciences, Inc. (a)	467
466	Patterson Companies, Inc.	12,997
404	Pediatrix Medical Group, Inc. (a)	7,199
127	Pennant Group, Inc. (a)	1,990
38	PepGen, Inc. (a)	361
140	PetIQ, Inc. (a)	1,308
101	Phathom Pharmaceuticals, Inc. (a)	863
114	Phibro Animal Health Corporation - Class A	1,688
329	Phreesia, Inc. (a)	8,442
140	PMV Pharmaceuticals, Inc. (a)	1,949
340	Point Biopharma Global, Inc. (a)	3,315
176	Praxis Precision Medicines, Inc. (a)	549
492	Precigen, Inc. (a)	1,087
277	Prestige Consumer Healthcare, Inc. (a)	14,011
78	Privia Health Group, Inc. (a)	3,104
39	PROCEPT BioRobotics Corporation (a)	1,579
342	Progyny, Inc. (a)	13,752
140	Prometheus Biosciences, Inc. (a)	7,323
241	Protagonist Therapeutics, Inc. (a)	2,102
189	Prothena Corporation plc (a)	5,211
290	Provention Bio, Inc. (a)	1,253
378	PTC Therapeutics, Inc. (a)	18,877
127	Pulmonx Corporation (a)	2,333
153	Quanterix Corporation (a)	1,431
402	Quantum-Si, Inc. - Class A (a)	1,254
629	R1 RCM, Inc. (a)	13,744
241	RadNet, Inc. (a)	4,842
39	Rallybio Corporation (a)	431
101	RAPT Therapeutics, Inc. (a)	2,698
241	Reata Pharmaceuticals, Inc. - Class A (a)	5,762
606	Recursion Pharmaceuticals, Inc. - Class A (a)	6,369
202	REGENXBIO, Inc. (a)	5,959
352	Relay Therapeutics, Inc. (a)	8,085
65	Relmada Therapeutics, Inc. (a)	1,894
153	Replimune Group, Inc. (a)	2,916
342	Revance Therapeutics, Inc. (a)	6,806
316	REVOLUTION Medicines, Inc. (a)	6,582
906	Rigel Pharmaceuticals, Inc. (a)	1,287
215	Rocket Pharmaceuticals, Inc. (a)	3,313
39	RxSight, Inc. (a)	488
242	Sage Therapeutics, Inc. (a)	9,114
417	Sana Biotechnology, Inc. (a)	2,840
642	Sangamo Therapeutics, Inc. (a)	3,467
228	Schrodinger, Inc./United States (a)	6,256
289	Science 37 Holdings, Inc. (a)	457
166	SeaSpine Holdings Corporation (a)	1,062
189	Seer, Inc. (a)	1,909
593	Select Medical Holdings Corporation	15,205
644	Sema4 Holdings Corporation (a)	657
2,177	Senseonics Holdings, Inc. (a)	3,875

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Health Care — 15.1% (Continued)
378	Seres Therapeutics, Inc. (a)	$1,943
264	Sharecare, Inc. (a)	483
176	Shockwave Medical, Inc. (a)	52,248
166	SI-BONE, Inc. (a)	2,739
241	SIGA Technologies, Inc.	3,634
52	Sight Sciences, Inc. (a)	362
176	Silk Road Medical, Inc. (a)	7,010
78	Simulations Plus, Inc.	4,684
65	Singular Genomics Systems, Inc. (a)	174
682	SomaLogic, Inc. (a)	2,510
1,359	Sorrento Therapeutics, Inc. (a)	2,786
127	SpringWorks Therapeutics, Inc. (a)	3,527
254	STAAR Surgical Company (a)	24,026
101	Stoke Therapeutics, Inc. (a)	1,521
264	Supernus Pharmaceuticals, Inc. (a)	9,037
166	Surgery Partners, Inc. (a)	4,570
65	Surmodics, Inc. (a)	2,190
241	Sutro Biopharma, Inc. (a)	1,364
228	Syndax Pharmaceuticals, Inc. (a)	5,383
101	Tactile Systems Technology, Inc. (a)	833
101	Talaris Therapeutics, Inc. (a)	334
224	Tango Therapeutics, Inc. (a)	918
39	Tarsus Pharmaceuticals, Inc. (a)	600
78	Tenaya Therapeutics, Inc. (a)	342
17	Tenon Medical, Inc. (a)	34
681	TG Therapeutics, Inc. (a)	4,856
264	Theravance Biopharma, Inc. (a)	2,379
65	Theseus Pharmaceuticals, Inc. (a)	443
127	TransMedics Group, Inc. (a)	6,608
316	Travere Therapeutics, Inc. (a)	8,456
153	Treace Medical Concepts, Inc. (a)	3,065
155	Tricida, Inc. (a)	1,941
241	Twist Bioscience Corporation (a)	9,669
65	Tyra Biosciences, Inc. (a)	430
26	UFP Technologies, Inc. (a)	2,418
65	US Physical Therapy, Inc.	5,370
13	Utah Medical Products, Inc.	1,195
290	Vanda Pharmaceuticals, Inc. (a)	3,068
202	Varex Imaging Corporation (a)	4,260
606	Vaxart, Inc. (a)	1,879
202	Vaxcyte, Inc. (a)	5,284
870	VBI Vaccines, Inc. (a)	779
52	Ventyx Biosciences, Inc. (a)	1,061
65	Vera Therapeutics, Inc. (a)	1,412
342	Veracyte, Inc. (a)	6,977
241	Vericel Corporation (a)	6,013
78	Verve Therapeutics, Inc. (a)	2,992
261	Vicarious Surgical, Inc. (a)	974
642	ViewRay, Inc. (a)	2,196
290	Vir Biotechnology, Inc. (a)	6,888
121	Viridian Therapeutics, Inc. (a)	2,687
945	VistaGen Therapeutics, Inc. (a)	174
303	Xencor, Inc. (a)	7,996
599	Xeris Biopharma Holdings, Inc. (a)	1,000
176	Y-mAbs Therapeutics, Inc. (a)	2,830
189	Zentalis Pharmaceuticals, Inc. (a)	5,067
106	Zimvie, Inc. (a)	1,613
110	Zynex, Inc.	983
		2,067,960
	Industrials — 14.2%
231	AAON, Inc.	13,278
181	AAR Corporation (a)	7,761
373	ABM Industries, Inc.	17,307
518	ACCO Brands Corporation	3,072
528	ACV Auctions, Inc. - Class A (a)	4,493
408	Aerojet Rocketdyne Holdings, Inc. (a)	17,572
128	AeroVironment, Inc. (a)	11,347
52	AerSale Corporation (a)	1,003
319	Air Transport Services Group, Inc. (a)	9,611
56	Alamo Group, Inc.	7,323
161	Albany International Corporation - Class A	14,199
1,611	Alight, Inc. - Class A (a)	12,695
79	Allegiant Travel Company (a)	7,624
66	Allied Motion Technologies, Inc.	2,311
105	Alta Equipment Group, Inc.	1,236
357	Altra Industrial Motion Corporation	13,548
168	Ameresco, Inc. - Class A (a)	11,567
89	American Woodmark Corporation (a)	4,613
1,086	API Group Corporation (a)	16,887
128	Apogee Enterprises, Inc.	5,228
210	Applied Industrial Technologies, Inc.	22,263
141	ArcBest Corporation	11,355

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Industrials — 14.2% (Continued)
591	Archer Aviation, Inc. - Class A (a)	$2,092
270	Arcosa, Inc.	15,782
81	Argan, Inc.	2,802
106	Aris Water Solution, Inc. - Class A	1,802
722	Array Technologies, Inc. (a)	15,090
280	ASGN, Inc. (a)	27,075
128	Astec Industries, Inc.	4,887
694	Astra Space, Inc. (a)	592
140	Astronics Corporation (a)	1,289
257	Atkore, Inc. (a)	21,694
154	Atlas Air Worldwide Holdings, Inc. (a)	15,388
79	Atlas Technical Consultants, Inc. (a)	673
133	AZZ, Inc.	5,667
308	Babcock & Wilcox Enterprises, Inc. (a)	2,458
259	Barnes Group, Inc.	8,042
41	Barrett Business Services, Inc.	3,306
308	Beacon Roofing Supply, Inc. (a)	16,912
232	Berkshire Grey, Inc. (a)	469
748	Bird Global, Inc. - Class A (a)	318
274	Blade Air Mobility, Inc. (a)	1,414
205	Blink Charging Company (a)	4,381
784	Bloom Energy Corporation - Class A (a)	19,921
91	Blue Bird Corporation (a)	1,080
52	BlueLinx Holdings, Inc. (a)	3,645
210	Boise Cascade Company	13,089
257	Brady Corporation - Class A	11,961
241	BrightView Holdings, Inc. (a)	2,439
269	Brink’s Company	14,870
144	Brookfield Business Corporation - Class A	3,502
33	Cadre Holdings, Inc.	842
121	Caesarstone, Ltd.	1,233
278	Casella Waste Systems, Inc. - Class A (a)	22,778
272	CBIZ, Inc. (a)	11,876
207	Chart Industries, Inc. (a)	40,128
96	Cimpress plc (a)	3,224
99	CIRCOR International, Inc. (a)	1,614
154	Columbus McKinnon Corporation/NY	4,717
195	Comfort Systems USA, Inc.	19,566
8	CompX International, Inc.	192
144	Concrete Pumping Holdings, Inc. (a)	965
153	Construction Partners, Inc. - Class A (a)	4,477
636	CoreCivic, Inc. (a)	6,061
286	Costamare, Inc.	3,226
66	Covenant Logistics Group, Inc.	1,856
41	CRA International, Inc.	3,748
82	CSW Industrials, Inc.	10,381
253	Custom Truck One Source, Inc. (a)	1,665
219	Daseke, Inc. (a)	1,327
231	Deluxe Corporation	4,444
1,048	Desktop Metal, Inc. - Class A (a)	3,333
26	Distribution Solutions Group, Inc. (a)	1,033
114	Douglas Dynamics, Inc.	3,317
58	Ducommun, Inc. (a)	2,552
98	DXP Enterprises, Inc./TX (a)	2,605
161	Dycom Industries, Inc. (a)	18,051
47	Eagle Bulk Shipping, Inc.	2,042
294	EMCOR Group, Inc.	34,962
101	Encore Wire Corporation	13,140
230	Energy Recovery, Inc. (a)	5,276
138	Energy Vault Holdings, Inc. (a)	760
367	Enerpac Tool Group Corporation	7,120
234	EnerSys	14,595
132	Eneti, Inc.	1,105
141	Ennis, Inc.	2,993
526	Enovix Corporation (a)	11,635
114	EnPro Industries, Inc.	10,324
144	ESCO Technologies, Inc.	11,726
344	ESS Tech, Inc. (a)	1,527
632	Evoqua Water Technologies Corporation (a)	22,170
286	Exponent, Inc.	26,843
53	Fathom Digital Manufacturing Corporation (a)	201
335	Federal Signal Corporation	13,356
297	First Advantage Corporation (a)	4,110
166	Fluence Energy, Inc. (a)	3,312
790	Fluor Corporation (a)	20,888
60	Forrester Research, Inc. (a)	2,495
144	Forward Air Corporation	13,974
67	Franklin Covey Company (a)	3,187
255	Franklin Electric Company, Inc.	22,146
176	Frontier Group Holdings, Inc. (a)	2,270
107	FTC Solar, Inc. (a)	443
2,002	FuelCell Energy, Inc. (a)	8,388

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Industrials — 14.2% (Continued)
191	GATX Corporation	$18,453
174	Genco Shipping & Trading, Ltd.	2,386
658	GEO Group, Inc. (a)	5,382
166	Gibraltar Industries, Inc. (a)	6,947
70	Global Industrial Company	2,106
231	GMS, Inc. (a)	11,134
657	Golden Ocean Group, Ltd.	6,301
127	Gorman-Rupp Company	3,354
1,125	GrafTech International, Ltd.	6,615
247	Granite Construction, Inc.	7,405
358	Great Lakes Dredge & Dock Corporation (a)	3,426
170	Greenbrier Companies, Inc.	4,847
242	Griffon Corporation	7,587
178	H&E Equipment Services, Inc.	5,635
424	Harsco Corporation (a)	2,404
264	Hawaiian Holdings, Inc. (a)	3,957
418	Healthcare Services Group, Inc.	5,881
259	Heartland Express, Inc.	3,924
108	Heidrick & Struggles International, Inc.	3,074
92	Heliogen, Inc. (a)	221
179	Helios Technologies, Inc.	9,777
143	Herc Holdings, Inc.	16,092
85	Heritage-Crystal Clean, Inc. (a)	2,768
404	Hillenbrand, Inc.	16,835
704	Hillman Solutions Corporation (a)	5,907
131	HireRight Holdings Corporation (a)	2,130
242	HNI Corporation	7,744
181	Hub Group, Inc. - Class A (a)	14,446
215	Hudson Technologies, Inc. (a)	1,785
122	Huron Consulting Group, Inc. (a)	8,162
209	Hydrofarm Holdings Group, Inc. (a)	711
650	Hyliion Holdings Corporation (a)	2,282
56	Hyster-Yale Materials Handling, Inc.	1,631
394	Hyzon Motors, Inc. (a)	839
103	ICF International, Inc.	10,461
46	IES Holdings, Inc. (a)	1,398
145	Infrastructure and Energy Alternatives, Inc. (a)	2,060
202	Insperity, Inc.	22,022
103	Insteel Industries, Inc.	2,977
303	Interface, Inc.	3,385
397	Janus International Group, Inc. (a)	4,101
498	JELD-WEN Holding, Inc. (a)	5,553
1,237	Joby Aviation, Inc. (a)	6,556
171	John Bean Technologies Corporation	17,657
67	Kadant, Inc.	12,022
155	Kaman Corporation	4,917
661	KAR Auction Services, Inc. (a)	9,651
22	Karat Packaging, Inc. (a)	394
194	Kelly Services, Inc. - Class A	3,125
457	Kennametal, Inc.	10,712
111	Kforce, Inc.	6,074
202	Kimball International, Inc. - Class B	1,545
293	Korn Ferry	17,850
671	Kratos Defense & Security Solutions, Inc. (a)	8,414
507	Legalzoom.com, Inc. (a)	5,222
675	Li-Cycle Holdings Corporation (a)	4,867
177	Lightning eMotors, Inc. (a)	503
52	Lindsay Corporation	8,339
153	Luxfer Holdings plc	2,517
176	Manitowoc Company, Inc. (a)	1,681
153	ManTech International Corporation/VA - Class A	14,674
558	Markforged Holding Corporation (a)	1,356
316	Marten Transport, Ltd.	6,260
132	Masonite International Corporation (a)	10,800
228	Matson, Inc.	16,793
166	Matthews International Corporation - Class A	4,152
378	Maxar Technologies, Inc.	9,008
127	McGrath RentCorp	10,734
792	Microvast Holdings, Inc. (a)	1,948
52	Miller Industries, Inc./TN	1,223
378	MillerKnoll, Inc.	10,463
288	Momentus, Inc. (a)	510
140	Montrose Environmental Group, Inc. (a)	5,629
153	Moog, Inc. - Class A	11,471
430	MRC Global, Inc. (a)	4,184
290	Mueller Industries, Inc.	18,319
844	Mueller Water Products, Inc. - Class A	9,520
88	MYR Group, Inc. (a)	8,179
26	National Presto Industries, Inc.	1,774

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Industrials — 14.2% (Continued)
1,222	Nikola Corporation (a)	$6,550
39	NL Industries, Inc.	344
52	Northwest Pipe Company (a)	1,646
588	NOW, Inc. (a)	7,127
88	NuScale Power Corporation (a)	1,207
65	NV5 Global, Inc. (a)	9,149
13	Omega Flex, Inc.	1,313
26	PAM Transportation Services, Inc. (a)	772
101	Park Aerospace Corporation	1,163
140	Parsons Corporation (a)	5,793
303	PGT Innovations, Inc. (a)	6,339
932	Pitney Bowes, Inc.	2,693
744	Planet Labs PBC (a)	4,077
39	Powell Industries, Inc.	962
13	Preformed Line Products Company	1,011
277	Primoris Services Corporation	5,615
1,058	Proterra, Inc. (a)	6,390
140	Proto Labs, Inc. (a)	5,376
182	Quad/Graphics, Inc. (a)	575
176	Quanex Building Products Corporation	3,925
215	Radiant Logistics, Inc. (a)	1,505
153	RBC Bearings, Inc. (a)	36,823
48	Red Violet, Inc. (a)	912
99	Redwire Corporation (a)	273
805	Resideo Technologies, Inc. (a)	16,760
166	Resources Connection, Inc.	3,244
153	REV Group, Inc.	1,763
1,010	Rocket Lab USA, Inc. (a)	5,555
26	Rush Enterprises, Inc. - Class A	1,317
215	Rush Enterprises, Inc. - Class B	10,118
352	Safe Bulkers, Inc.	1,123
127	Saia, Inc. (a)	26,267
367	Sarcos Technology and Robotics Corporation (a)	1,204
529	Shoals Technologies Group, Inc. - Class A (a)	13,950
176	Shyft Group, Inc.	4,215
228	Simpson Manufacturing Company, Inc.	21,122
408	Skillsoft Corporation (a)	1,314
264	SkyWest, Inc. (a)	5,621
114	SP Plus Corporation (a)	3,778
617	Spire Global, Inc. (a)	833
505	Spirit Airlines, Inc. (a)	11,453
241	SPX Technologies, Inc. (a)	13,751
65	Standex International Corporation	5,877
466	Steelcase, Inc. - Class A	5,210
580	Stem, Inc. (a)	9,118
88	Sterling Check Corporation (a)	1,873
140	Sterling Infrastructure, Inc. (a)	3,541
166	Sun Country Airlines Holdings, Inc. (a)	3,307
440	SunPower Corporation (a)	10,560
101	Tennant Company	6,095
352	Terex Corporation	11,693
108	Terran Orbital Corporation (a)	454
241	Textainer Group Holdings, Ltd.	7,322
176	Thermon Group Holdings, Inc. (a)	3,089
254	Titan International, Inc. (a)	3,564
101	Titan Machinery, Inc. (a)	3,109
202	TPI Composites, Inc. (a)	3,755
26	Transcat, Inc. (a)	1,926
215	TriNet Group, Inc. (a)	17,716
404	Trinity Industries, Inc.	9,850
352	Triton International, Ltd.	20,975
329	Triumph Group, Inc. (a)	4,274
189	TrueBlue, Inc. (a)	3,882
636	TuSimple Holdings, Inc. - Class A (a)	4,573
215	Tutor Perini Corporation (a)	1,458
316	UFP Industries, Inc.	25,086
78	UniFirst Corporation/MA	14,060
39	Universal Logistics Holdings, Inc.	1,424
629	Upwork, Inc. (a)	10,945
52	V2X, Inc. (a)	1,802
240	Velo3D, Inc. (a)	1,034
78	Veritiv Corporation (a)	9,297
101	Viad Corporation (a)	3,856
114	Vicor Corporation (a)	8,110
681	View, Inc. (a)	1,212
1,014	Virgin Galactic Holdings, Inc. (a)	5,993
52	VSE Corporation	2,176
264	Wabash National Corporation	4,343
153	Watts Water Technologies, Inc. - Class A	21,194
329	Werner Enterprises, Inc.	13,091
744	Wheels Up Experience, Inc. (a)	1,391
52	Willdan Group, Inc. (a)	1,184
235	Xos, Inc. (a)	357

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Industrials — 14.2% (Continued)
642	Zurn Elkay Water Solutions Corporation	$17,706
		1,940,690
	Information Technology — 11.3%
675	3D Systems Corporation (a)	6,838
619	8x8, Inc. (a)	3,225
88	908 Devices, Inc. (a)	1,773
316	A10 Networks, Inc.	4,392
634	ACI Worldwide, Inc. (a)	15,026
232	ACM Research, Inc. - Class A (a)	3,918
260	ADTRAN Holdings, Inc.	6,042
207	Advanced Energy Industries, Inc.	18,587
597	Aeva Technologies, Inc. (a)	1,839
122	AEye, Inc. (a)	188
110	Agilysys, Inc. (a)	5,695
264	Akoustis Technologies, Inc. (a)	1,156
254	Alarm.com Holdings, Inc. (a)	16,916
146	Alkami Technology, Inc. (a)	2,117
114	Alpha & Omega Semiconductor, Ltd. (a)	4,407
253	Altair Engineering, Inc. - Class A (a)	13,159
181	Ambarella, Inc. (a)	12,286
170	American Software, Inc./GA - Class A	2,878
550	Amkor Technology, Inc.	11,072
253	Amplitude, Inc. - Class A (a)	3,833
102	Appfolio, Inc. - Class A (a)	10,341
209	Appian Corporation (a)	9,802
39	Applied Blockchain, Inc. (a)	92
434	Arlo Technologies, Inc. (a)	2,643
28	Arteris, Inc. (a)	199
368	Asana, Inc. - Class A (a)	7,047
109	Atomera, Inc. (a)	1,409
458	Avaya Holdings Corporation (a)	728
600	AvePoint, Inc. (a)	2,808
57	Aviat Networks, Inc. (a)	1,784
198	Avid Technology, Inc. (a)	5,415
143	AvidXchange Holdings, Inc. (a)	1,114
178	Axcelis Technologies, Inc. (a)	11,915
210	AXT, Inc. (a)	1,804
161	Badger Meter, Inc.	15,245
242	Belden, Inc.	15,846
186	Benchmark Electronics, Inc.	5,106
132	Benefitfocus, Inc. (a)	978
257	BigCommerce Holdings, Inc. (a)	4,284
261	Blackbaud, Inc. (a)	13,650
297	Blackline, Inc. (a)	20,178
808	Blend Labs, Inc. - Class A (a)	2,545
782	Box, Inc. - Class A (a)	20,137
221	Brightcove, Inc. (a)	1,467
360	BTRS Holdings, Inc. (a)	2,434
331	C3.ai, Inc. - Class A (a)	5,958
292	Calix, Inc. (a)	17,185
55	Cambium Networks Corporation (a)	1,070
323	Cantaloupe, Inc. (a)	2,058
171	Casa Systems, Inc. (a)	663
77	Cass Information Systems, Inc.	2,824
35	Cepton, Inc. (a)	62
202	Cerberus Cyber Sentinel Corporation (a)	549
209	Cerence, Inc. (a)	4,182
121	CEVA, Inc. (a)	3,542
157	ChannelAdvisor Corporation (a)	2,369
160	Cipher Mining, Inc. (a)	322
193	Cleanspark, Inc. (a)	826
292	Clear Secure, Inc. - Class A (a)	6,698
57	Clearfield, Inc. (a)	6,618
255	Cohu, Inc. (a)	6,842
981	CommScope Holding Company, Inc. (a)	11,085
253	CommVault Systems, Inc. (a)	13,735
42	CompoSecure, Inc. (a)	243
142	Comtech Telecommunications Corporation	1,603
897	Conduent, Inc. (a)	3,669
86	Consensus Cloud Solutions, Inc. (a)	4,330
959	Core Scientific, Inc. (a)	2,110
155	Corsair Gaming, Inc. (a)	2,385
55	Couchbase, Inc. (a)	912
133	Credo Technology Group Holding, Ltd. (a)	1,834
26	CS Disco, Inc. (a)	359
173	CSG Systems International, Inc.	10,008
168	CTS Corporation	7,110
395	Cvent Holding Corporation (a)	1,999
35	CyberOptics Corporation (a)	1,863
208	Cyxtera Technologies, Inc. (a)	1,319
396	Diebold Nixdorf, Inc. (a)	1,378
183	Digi International, Inc. (a)	6,059
66	Digimarc Corporation (a)	1,176
467	Digital Turbine, Inc. (a)	8,625
253	DigitalOcean Holdings, Inc. (a)	10,649

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Information Technology — 11.3% (Continued)
231	Diodes, Inc. (a)	$16,440
147	Domo, Inc. - Class B (a)	2,831
355	Duck Creek Technologies, Inc. (a)	4,225
94	DZS, Inc. (a)	1,251
1,060	E2open Parent Holdings, Inc. (a)	7,282
247	Eastman Kodak Company (a)	1,336
146	Ebix, Inc.	3,799
580	Edgio, Inc. (a)	2,134
117	eGain Corporation (a)	1,078
121	Enfusion, Inc. - Class A (a)	1,499
81	EngageSmart, Inc. (a)	1,618
297	Envestnet, Inc. (a)	15,554
65	ePlus, Inc. (a)	3,063
196	Everbridge, Inc. (a)	7,797
92	EverCommerce, Inc. (a)	1,071
331	EVERTEC, Inc.	11,122
256	Evo Payments, Inc. - Class A (a)	8,530
393	Evolv Technologies Holdings, Inc. (a)	892
177	ExlService Holdings, Inc. (a)	29,685
689	Extreme Networks, Inc. (a)	9,873
203	Fabrinet (a)	20,877
99	FARO Technologies, Inc. (a)	3,321
495	Fastly, Inc. - Class A (a)	4,628
331	Flywire Corporation (a)	8,229
80	Focus Universal, Inc. (a)	860
132	ForgeRock, Inc. - Class A (a)	2,252
418	FormFactor, Inc. (a)	12,239
63	Greenidge Generation Holdings, Inc. (a)	153
254	Grid Dynamics Holdings, Inc. (a)	5,133
132	Hackett Group, Inc.	2,710
494	Harmonic, Inc. (a)	5,562
117	I3 Verticals, Inc. - Class A (a)	2,733
32	IBEX Holdings, Ltd. (a)	540
155	Ichor Holdings, Ltd. (a)	4,762
119	Identiv, Inc. (a)	1,775
88	Impinj, Inc. (a)	7,857
471	indie Semiconductor, Inc. - Class A (a)	4,008
1,012	Infinera Corporation (a)	5,546
176	Information Services Group, Inc.	1,016
474	Inseego Corporation (a)	1,280
176	Insight Enterprises, Inc. (a)	16,037
66	Instructure Holdings, Inc. (a)	1,500
55	Intapp, Inc. (a)	797
167	InterDigital, Inc.	8,377
179	International Money Express, Inc. (a)	4,010
552	IonQ, Inc. (a)	3,279
278	IronNet, Inc. (a)	562
253	Itron, Inc. (a)	12,038
149	Kaleyra, Inc. (a)	237
133	Kimball Electronics, Inc. (a)	2,865
355	KnowBe4, Inc. - Class A (a)	6,823
483	Knowles Corporation (a)	7,317
333	Kulicke & Soffa Industries, Inc.	13,999
331	Latch, Inc. (a)	354
474	Lightwave Logic, Inc. (a)	3,778
329	LivePerson, Inc. (a)	3,816
329	LiveRamp Holdings, Inc. (a)	6,531
118	LiveVox Holdings, Inc. (a)	253
241	MACOM Technology Solutions Holdings, Inc. (a)	13,291
518	Marathon Digital Holdings, Inc. (a)	6,138
2,096	Marqeta, Inc. - Class A (a)	16,328
976	Matterport, Inc. (a)	4,499
329	Maximus, Inc.	19,934
352	MaxLinear, Inc. (a)	12,647
65	MeridianLink, Inc. (a)	1,129
215	Methode Electronics, Inc.	8,699
39	MicroStrategy, Inc. - Class A (a)	9,031
818	MicroVision, Inc. (a)	3,959
621	Mirion Technologies, Inc. (a)	4,701
228	Mitek Systems, Inc. (a)	2,330
176	Model N, Inc. (a)	5,262
616	Momentive Global, Inc. (a)	4,367
440	MoneyGram International, Inc. (a)	4,532
328	N-able, Inc. (a)	3,267
153	Napco Security Technologies, Inc. (a)	4,538
153	NETGEAR, Inc. (a)	3,609
352	NetScout Systems, Inc. (a)	11,173
242	NextNav, Inc. (a)	820
228	nLight, Inc. (a)	2,848
176	Novanta, Inc. (a)	23,529
434	Olo, Inc. - Class A (a)	3,390
127	ON24, Inc. (a)	1,138
167	Ondas Holdings, Inc. (a)	788
189	OneSpan, Inc. (a)	2,175
254	Onto Innovation, Inc. (a)	18,031
88	OSI Systems, Inc. (a)	7,332
844	Ouster, Inc. (a)	1,266

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Information Technology — 11.3% (Continued)
391	PagerDuty, Inc. (a)	$10,182
127	PAR Technology Corporation (a)	4,470
430	Paya Holdings, Inc. (a)	2,696
982	Payoneer Global, Inc. (a)	6,501
1,653	Paysafe, Ltd. (a)	2,727
60	PC Connection, Inc.	2,981
153	PDF Solutions, Inc. (a)	4,036
153	Perficient, Inc. (a)	11,949
88	PFSweb, Inc. (a)	832
241	Photronics, Inc. (a)	4,049
316	Ping Identity Holding Corporation (a)	8,892
153	Plexus Corporation (a)	14,341
316	Power Integrations, Inc.	22,603
52	Priority Technology Holdings, Inc. (a)	208
228	Progress Software Corporation	10,974
202	PROS Holdings, Inc. (a)	4,212
277	Q2 Holdings, Inc. (a)	11,002
166	Qualys, Inc. (a)	25,216
290	Rackspace Technology, Inc. (a)	1,293
541	Rambus, Inc. (a)	13,952
290	Rapid7, Inc. (a)	16,675
65	Remitly Global, Inc. (a)	715
430	Repay Holdings Corporation (a)	3,995
352	Ribbon Communications, Inc. (a)	1,236
128	Rigetti Computing, Inc. (a)	509
241	Rimini Street, Inc. (a)	1,215
505	Riot Blockchain, Inc. (a)	3,621
452	Rockley Photonics Holdings, Ltd. (a)	642
101	Rogers Corporation (a)	25,302
1,529	Sabre Corporation (a)	10,994
342	Sanmina Corporation (a)	16,594
166	Sapiens International Corporation NV	3,672
127	ScanSource, Inc. (a)	3,679
52	SecureWorks Corporation - Class A (a)	541
329	Semtech Corporation (a)	15,197
39	ShotSpotter, Inc. (a)	1,273
202	Silicon Laboratories, Inc. (a)	25,318
78	SiTime Corporation (a)	8,300
39	SkyWater Technology, Inc. (a)	507
176	SMART Global Holdings, Inc. (a)	3,230
550	SmartRent, Inc. (a)	1,777
235	SolarWinds Corporation (a)	2,131
228	Sprout Social, Inc. - Class A (a)	13,689
189	SPS Commerce, Inc. (a)	23,082
144	Squarespace, Inc. - Class A (a)	3,024
1,309	StoneCo, Ltd. - Class A (a)	12,409
440	Sumo Logic, Inc. (a)	3,863
228	Super Micro Computer, Inc. (a)	14,839
202	Synaptics, Inc. (a)	23,354
215	Telos Corporation (a)	2,129
479	Tenable Holdings, Inc. (a)	18,973
90	Terawulf, Inc. (a)	134
99	Transphorm, Inc. (a)	549
88	TTEC Holdings, Inc.	4,607
554	TTM Technologies, Inc. (a)	8,714
52	Tucows, Inc. - Class A (a)	2,443
83	Turtle Beach Corporation (a)	779
228	Ultra Clean Holdings, Inc. (a)	6,674
342	Unisys Corporation (a)	3,184
153	Upland Software, Inc. (a)	1,602
53	UserTesting, Inc. (a)	220
541	Varonis Systems, Inc. (a)	14,796
264	Veeco Instruments, Inc. (a)	5,581
391	Velodyne Lidar, Inc. (a)	489
329	Verint Systems, Inc. (a)	15,953
140	Veritone, Inc. (a)	1,029
805	Verra Mobility Corporation (a)	12,832
67	Viant Technology, Inc. - Class A (a)	303
1,271	Viavi Solutions, Inc. (a)	17,897
704	Vishay Intertechnology, Inc.	13,848
65	Vishay Precision Group, Inc. (a)	2,230
26	Weave Communications, Inc. (a)	150
329	WM Technology, Inc. (a)	862
215	Workiva, Inc. (a)	14,596
589	Xerox Holdings Corporation	9,789
541	Xperi Holding Corporation	8,607
593	Yext, Inc. (a)	2,639
146	Zeta Global Holdings Corporation - Class A (a)	1,022
580	Zuora, Inc. - Class A (a)	4,454
		1,550,006
	Materials — 4.1%
156	5E Advanced Materials, Inc. (a)	2,340
148	AdvanSix, Inc.	5,366
99	Alpha Metallurgical Resources, Inc.	15,558
160	American Vanguard Corporation	3,189

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Materials — 4.1% (Continued)
946	Amyris, Inc. (a)	$2,781
583	Arconic Corporation (a)	14,697
115	Aspen Aerogels, Inc. (a)	1,496
688	ATI, Inc. (a)	20,592
498	Avient Corporation	21,827
178	Balchem Corporation	23,464
311	Cabot Corporation	22,383
270	Carpenter Technology Corporation	9,172
260	Century Aluminum Company (a)	2,007
42	Chase Corporation	3,703
103	Clearwater Paper Corporation (a)	4,382
1,361	Coeur Mining, Inc. (a)	3,756
683	Commercial Metals Company	27,668
191	Compass Minerals International, Inc.	7,734
672	Constellium SE (a)	8,951
94	Cryptyde, Inc. (a)	74
236	Dakota Gold Corporation (a)	805
506	Danimer Scientific, Inc. (a)	2,252
410	Diversey Holdings, Ltd. (a)	2,513
284	Ecovyst, Inc. (a)	2,624
145	FutureFuel Corporation	1,057
272	GCP Applied Technologies, Inc. (a)	8,546
242	Glatfelter Corporation	1,179
145	Greif, Inc. - Class A	9,722
34	Greif, Inc. - Class B	2,219
105	Hawkins, Inc.	4,024
67	Haynes International, Inc.	2,659
285	HB Fuller Company	18,485
2,816	Hecla Mining Company	11,095
852	Hycroft Mining Holding Corporation (a)	682
215	Ingevity Corporation (a)	15,080
140	Innospec, Inc.	13,084
55	Intrepid Potash, Inc. (a)	2,570
86	Kaiser Aluminum Corporation	6,171
111	Koppers Holdings, Inc.	2,534
122	Kronos Worldwide, Inc.	1,571
880	Livent Corporation (a)	28,319
170	LSB Industries, Inc. (a)	2,683
101	Materion Corporation	8,717
285	Mativ Holdings, Inc.	6,732
176	Minerals Technologies, Inc.	10,254
189	Myers Industries, Inc.	3,651
1,271	Novagold Resources, Inc. (a)	5,631
870	O-I Glass, Inc. (a)	11,319
39	Olympic Steel, Inc.	1,026
501	Origin Materials, Inc. (a)	3,131
316	Orion Engineered Carbons SA	5,328
241	Pactiv Evergreen, Inc.	2,675
633	Perimeter Solutions SA (a)	6,172
88	Piedmont Lithium, Inc. (a)	5,381
166	PolyMet Mining Corporation (a)	518
264	PureCycle Technologies, Inc. (a)	2,410
78	Quaker Chemical Corporation	13,597
122	Ramaco Resources, Inc.	1,286
202	Ranpak Holdings Corporation (a)	1,069
303	Rayonier Advanced Materials, Inc. (a)	1,370
174	Resolute Forest Products, Inc. (a)	3,525
88	Ryerson Holding Corporation	2,508
140	Schnitzer Steel Industries, Inc. - Class A	4,626
228	Sensient Technologies Corporation	18,165
114	Stepan Company	11,882
629	Summit Materials, Inc. - Class A (a)	17,876
430	SunCoke Energy, Inc.	2,834
187	Sylvamo Corporation	8,310
241	TimkenSteel Corporation (a)	3,697
140	Tredegar Corporation	1,429
228	TriMas Corporation	6,275
202	Trinseo plc	5,359
593	Tronox Holdings plc - Class A	8,676
52	United States Lime & Minerals, Inc.	5,345
127	Valhi, Inc.	4,437
269	Warrior Met Coal, Inc.	8,756
176	Worthington Industries, Inc.	8,974
		553,955
	Real Estate — 5.9%
462	Acadia Realty Trust	7,360
374	Agree Realty Corporation	28,171
391	Alexander & Baldwin, Inc.	7,323
11	Alexander’s, Inc.	2,606
273	American Assets Trust, Inc.	7,578
9	American Realty Investors, Inc. (a)	125
606	Anywhere Real Estate, Inc. (a)	5,921

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Real Estate — 5.9% (Continued)
821	Apartment Investment and Management Company - Class A (a)	$7,258
1,134	Apple Hospitality REIT, Inc.	18,042
321	Armada Hoffler Properties, Inc.	4,215
86	Ashford Hospitality Trust, Inc. (a)	789
149	Bluerock Residential Growth REIT, Inc.	3,971
295	Braemar Hotels & Resorts, Inc.	1,519
933	Brandywine Realty Trust	7,492
869	Broadstone Net Lease, Inc.	16,633
55	BRT Apartments Corporation	1,313
532	CareTrust REIT, Inc.	11,459
265	CatchMark Timber Trust, Inc. - Class A	2,822
132	CBL & Associates Properties, Inc.	3,820
77	Centerspace	5,804
255	Chatham Lodging Trust (a)	3,101
230	City Office REIT, Inc.	2,657
66	Clipper Realty, Inc.	555
132	Community Healthcare Trust, Inc.	4,869
1,211	Compass, Inc. - Class A (a)	3,463
606	Corporate Office Properties Trust	15,659
92	CTO Realty Growth, Inc.	1,942
749	Cushman & Wakefield plc (a)	11,205
1,082	DiamondRock Hospitality Company (a)	9,446
658	DigitalBridge Group, Inc. (a)	11,712
1,265	Diversified Healthcare Trust	1,847
649	Doma Holdings, Inc. (a)	391
391	Douglas Elliman, Inc.	1,803
480	Easterly Government Properties, Inc.	8,616
790	Empire State Realty Trust, Inc. - Class A	5,506
643	Equity Commonwealth (a)	16,917
658	Essential Properties Realty Trust, Inc.	14,897
342	eXp World Holdings, Inc.	4,422
156	Farmland Partners, Inc.	2,264
95	Forestar Group, Inc. (a)	1,182
421	Four Corners Property Trust, Inc.	11,321
538	Franklin Street Properties Corporation	1,512
39	FRP Holdings, Inc. (a)	2,243
220	Getty Realty Corporation	6,618
203	Gladstone Commercial Corporation	3,871
166	Gladstone Land Corporation	3,903
323	Global Medical REIT, Inc.	3,501
573	Global Net Lease, Inc.	7,890
166	Hersha Hospitality Trust (a)	1,610
611	Independence Realty Trust, Inc.	11,884
31	Indus Realty Trust, Inc.	1,904
352	Industrial Logistics Properties Trust	2,636
131	Innovative Industrial Properties, Inc.	12,015
339	InvenTrust Properties Corporation	8,902
352	iStar, Inc.	4,847
638	Kennedy-Wilson Holdings, Inc.	11,203
1,160	Kite Realty Group Trust	22,458
202	LTC Properties, Inc.	9,068
1,496	LXP Industrial Trust	15,050
1,209	Macerich Company	11,570
127	Marcus & Millichap, Inc.	4,747
228	National Health Investors, Inc.	14,936
626	Necessity Retail REIT, Inc.	4,670
215	NETSTREIT Corporation	4,227
782	Newmark Group, Inc. - Class A	8,016
114	NexPoint Residential Trust, Inc.	6,021
312	Offerpad Solutions, Inc. (a)	474
254	Office Properties Income Trust	4,463
78	One Liberty Properties, Inc.	1,884
303	Orion Office REIT, Inc.	2,991
769	Outfront Media, Inc.	13,611
981	Paramount Group, Inc.	6,798
681	Pebblebrook Hotel Trust	11,999
101	Phillips Edison & Company, Inc.	3,300
1,210	Physicians Realty Trust	20,159
655	Piedmont Office Realty Trust, Inc. - Class A	7,716
166	Plymouth Industrial REIT, Inc.	3,365
65	Postal Realty Trust, Inc. - Class A	965
342	PotlatchDeltic Corporation	15,876
88	RE/MAX Holdings, Inc. - Class A	2,003
541	Redfin Corporation (a)	4,431
629	Retail Opportunity Investments Corporation	10,536
857	RLJ Lodging Trust	10,335
78	RMR Group, Inc. - Class A	2,031
453	RPT Realty	4,362

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.8% (Continued)
	Real Estate — 5.9% (Continued)
264	Ryman Hospitality Properties, Inc. (a)	$21,706
1,209	Sabra Health Care REIT, Inc.	18,099
101	Safehold, Inc.	3,841
66	Saul Centers, Inc.	2,923
202	Seritage Growth Properties - Class A (a)	2,533
906	Service Properties Trust	6,197
968	SITE Centers Corporation	12,545
178	St Joe Company	6,800
958	STAG Industrial, Inc.	29,507
33	Stratus Properties, Inc. (a)	1,175
543	Summit Hotel Properties, Inc.	4,268
1,144	Sunstone Hotel Investors, Inc. (a)	12,458
567	Tanger Factory Outlet Centers, Inc.	8,743
101	Tejon Ranch Company (a)	1,592
391	Terreno Realty Corporation	23,848
8	Transcontinental Realty Investors, Inc. (a)	344
228	UMH Properties, Inc.	4,113
1,069	Uniti Group, Inc.	10,038
65	Universal Health Realty Income Trust	3,308
616	Urban Edge Properties	9,690
153	Urstadt Biddle Properties, Inc. - Class A	2,558
453	Veris Residential, Inc. (a)	6,088
453	Washington Real Estate Investment Trust	8,883
241	Whitestone REIT	2,371
606	Xenia Hotels & Resorts, Inc. (a)	9,611
		803,836
	Utilities — 3.2%
286	ALLETE, Inc.	16,925
194	Altus Power, Inc. (a)	2,033
205	American States Water Company	17,008
44	Artesian Resources Corporation - Class A	2,404
396	Avista Corporation	16,089
352	Black Hills Corporation	26,570
513	Brookfield Infrastructure Corporation - Class A	24,419
286	California Water Service Group	16,740
95	Chesapeake Utilities Corporation	11,999
194	Clearway Energy, Inc. - Class A	6,689
453	Clearway Energy, Inc. - Class C	16,806
71	Global Water Resources, Inc.	967
189	MGE Energy, Inc.	14,557
88	Middlesex Water Company	7,812
301	Montauk Renewables, Inc. (a)	5,343
518	New Jersey Resources Corporation	22,865
153	Northwest Natural Holding Company	7,284
277	NorthWestern Corporation	14,675
277	ONE Gas, Inc.	21,681
241	Ormat Technologies, Inc.	22,528
215	Otter Tail Corporation	16,241
466	PNM Resources, Inc.	22,102
479	Portland General Electric Company	24,751
101	Pure Cycle Corporation (a)	1,042
140	SJW Group	9,002
541	South Jersey Industries, Inc.	18,313
329	Southwest Gas Holdings, Inc.	25,612
277	Spire, Inc.	19,360
466	Sunnova Energy International, Inc. (a)	11,753
78	Unitil Corporation	4,063
65	Via Renewables, Inc.	554
65	York Water Company	2,858
		431,045
	TOTAL COMMON STOCKS (Cost $14,311,651)	12,400,243

	CONTINGENT VALUE RIGHTS — 0.0%
	Health Care — 0.0%
580	Radius Health, Inc. Contingent Value Right (a)(c)(d)	0
308	Zogenix, Inc. Contingent Value Right (a)(c)(d)	0
		0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	0

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (e) — 1.2%
65	Russell 2000 Index Put, Expiration: 09/16/2022 Exercise Price: $1,800.00	$11,986,780	$169,975
	TOTAL PURCHASED OPTIONS (Cost $47,672)		169,975

Shares
	SHORT-TERM INVESTMENTS — 8.0%
	Money Market Funds — 8.0%
1,093,726	Invesco Government & Agency Portfolio - Institutional Class, 2.22% (f)		1,093,726
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,093,726)		1,093,726

	Total Investments (Cost $15,453,049) — 100.0%		13,663,944
	Other Assets in Excess of Liabilities — 0.0% (b)		4,026
	TOTAL NET ASSETS — 100.0%		$13,667,970

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0, which represents 0.00% of net assets.
(e)	Exchange traded.
(f)	Rate shown is the annualized seven-day yield as of August 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide S&P 500® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 94.7%
	Communication Services — 7.9%
670	Activision Blizzard, Inc.	$52,588
5,072	Alphabet, Inc. - Class A (a)	548,891
4,640	Alphabet, Inc. - Class C (a)	506,456
5,949	AT&T, Inc.	104,345
99	Charter Communications, Inc. - Class A (a)	40,850
3,746	Comcast Corporation - Class A	135,568
211	DISH Network Corporation - Class A (a)	3,661
243	Electronic Arts, Inc.	30,829
270	Fox Corporation - Class A	9,229
128	Fox Corporation - Class B	4,047
336	Interpublic Group of Companies, Inc.	9,287
120	Live Nation Entertainment, Inc. (a)	10,843
803	Lumen Technologies, Inc.	7,998
247	Match Group, Inc. (a)	13,963
1,940	Meta Platforms, Inc. - Class A (a)	316,084
359	Netflix, Inc. (a)	80,258
334	News Corporation - Class A	5,651
104	News Corporation - Class B	1,793
175	Omnicom Group, Inc.	11,708
520	Paramount Global - Class B	12,163
135	Take-Two Interactive Software, Inc. (a)	16,546
495	T-Mobile US, Inc. (a)	71,260
652	Twitter, Inc. (a)	25,265
3,551	Verizon Communications, Inc.	148,468
1,538	Walt Disney Company (a)	172,380
1,867	Warner Bros. Discovery, Inc. (a)	24,719
		2,364,850
	Consumer Discretionary — 10.9%
51	Advance Auto Parts, Inc.	8,601
7,346	Amazon.com, Inc. (a)	931,252
231	Aptiv plc (a)	21,582
19	AutoZone, Inc. (a)	40,265
207	Bath & Body Works, Inc.	7,727
177	Best Buy Company, Inc.	12,512
37	Booking Holdings, Inc. (a)	69,405
204	BorgWarner, Inc.	7,691
184	Caesars Entertainment, Inc. (a)	7,934
135	CarMax, Inc. (a)	11,939
681	Carnival Corporation (a)	6,442
28	Chipotle Mexican Grill, Inc. (a)	44,710
260	D.R. Horton, Inc.	18,499
105	Darden Restaurants, Inc.	12,990
197	Dollar General Corporation	46,772
196	Dollar Tree, Inc. (a)	26,593
31	Domino’s Pizza, Inc.	11,528
466	eBay, Inc.	20,565
104	Etsy, Inc. (a)	10,983
131	Expedia Group, Inc. (a)	13,447
3,333	Ford Motor Company	50,795
129	Garmin, Ltd.	11,415
1,228	General Motors Company	46,922
123	Genuine Parts Company	19,189
113	Hasbro, Inc.	8,907
245	Hilton Worldwide Holdings, Inc.	31,203
879	Home Depot, Inc.	253,521
295	Las Vegas Sands Corporation (a)	11,101
214	Lennar Corporation - Class A	16,574
222	LKQ Corporation	11,815
558	Lowe’s Companies, Inc.	108,330
245	Marriott International, Inc. - Class A	37,666
622	McDonald’s Corporation	156,918
304	MGM Resorts International	9,923
46	Mohawk Industries, Inc. (a)	5,077
315	Newell Brands, Inc.	5,623
1,113	NIKE, Inc. - Class B	118,478
354	Norwegian Cruise Line Holdings, Ltd. (a)	4,630
3	NVR, Inc. (a)	12,420
55	O’Reilly Automotive, Inc. (a)	38,342
138	Penn Entertainment, Inc. (a)	4,310
35	Pool Corporation	11,872
200	PulteGroup, Inc.	8,132
59	PVH Corporation	3,319
42	Ralph Lauren Corporation	3,836
307	Ross Stores, Inc.	26,485
193	Royal Caribbean Cruises, Ltd. (a)	7,884
971	Starbucks Corporation	81,632
224	Tapestry, Inc.	7,780
403	Target Corporation	64,617
2,154	Tesla, Inc. (a)	593,664
1,000	TJX Companies, Inc.	62,350
100	Tractor Supply Company	18,515
48	Ulta Beauty, Inc. (a)	20,154
278	V.F. Corporation	11,523
52	Whirlpool Corporation	8,143
93	Wynn Resorts, Ltd. (a)	5,635
244	Yum! Brands, Inc.	27,143
		3,257,280

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.7% (Continued)
	Consumer Staples — 6.4%
1,703	Altria Group, Inc.	$76,839
491	Archer-Daniels-Midland Company	43,154
156	Brown-Forman Corporation - Class B	11,341
175	Campbell Soup Company	8,817
203	Church & Dwight Company, Inc.	16,993
103	Clorox Company	14,867
3,295	Coca-Cola Company	203,334
700	Colgate-Palmolive Company	54,747
408	Conagra Brands, Inc.	14,027
139	Constellation Brands, Inc. - Class A	34,201
378	Costco Wholesale Corporation	197,354
199	Estee Lauder Companies, Inc. - Class A	50,622
513	General Mills, Inc.	39,398
128	Hershey Company	28,758
242	Hormel Foods Corporation	12,168
96	J.M. Smucker Company	13,439
222	Kellogg Company	16,148
626	Keurig Dr Pepper, Inc.	23,863
282	Kimberly-Clark Corporation	35,961
596	Kraft Heinz Company	22,290
571	Kroger Company	27,374
123	Lamb Weston Holdings, Inc.	9,782
215	McCormick & Company, Inc.	18,075
160	Molson Coors Beverage Company - Class B	8,267
1,170	Mondelez International, Inc. - Class A	72,377
323	Monster Beverage Corporation (a)	28,692
1,167	PepsiCo, Inc.	201,039
1,333	Philip Morris International, Inc.	127,289
2,004	Procter & Gamble Company	276,432
442	Sysco Corporation	36,341
253	Tyson Foods, Inc. - Class A	19,071
603	Walgreens Boots Alliance, Inc.	21,141
1,208	Walmart, Inc.	160,120
		1,924,321
	Energy — 4.6%
311	APA Corporation	12,163
823	Baker Hughes Company	20,789
1,743	Chevron Corporation	275,499
1,172	ConocoPhillips	128,275
702	Coterra Energy, Inc.	21,699
553	Devon Energy Corporation	39,053
152	Diamondback Energy, Inc.	20,259
526	EOG Resources, Inc.	63,804
3,710	Exxon Mobil Corporation	354,639
800	Halliburton Company	24,104
250	Hess Corporation	30,195
1,686	Kinder Morgan, Inc.	30,888
651	Marathon Oil Corporation	16,659
471	Marathon Petroleum Corporation	47,453
784	Occidental Petroleum Corporation	55,664
392	ONEOK, Inc.	24,002
431	Phillips 66	38,557
200	Pioneer Natural Resources Company	50,644
1,235	Schlumberger, Ltd.	47,115
354	Valero Energy Corporation	41,460
1,051	Williams Companies, Inc.	35,766
		1,378,687
	Financials — 10.3%
507	Aflac, Inc.	30,126
234	Allstate Corporation	28,197
520	American Express Company	79,039
681	American International Group, Inc.	35,242
97	Ameriprise Financial, Inc.	25,997
179	Aon plc - Class A	49,988
176	Arthur J. Gallagher & Company	31,956
50	Assurant, Inc.	7,925
6,045	Bank of America Corporation	203,173
636	Bank of New York Mellon Corporation	26,413
1,544	Berkshire Hathaway, Inc. - Class B (a)	433,555
125	BlackRock, Inc.	83,299
199	Brown & Brown, Inc.	12,545
339	Capital One Financial Corporation	35,873
93	Cboe Global Markets, Inc.	10,971
1,277	Charles Schwab Corporation	90,603
361	Chubb, Ltd.	68,246
126	Cincinnati Financial Corporation	12,217
1,677	Citigroup, Inc.	81,854
418	Citizens Financial Group, Inc.	15,332
305	CME Group, Inc.	59,661
114	Comerica, Inc.	9,154
242	Discover Financial Services	24,319
35	Everest Re Group, Ltd.	9,417

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.7% (Continued)
	Financials — 10.3% (Continued)
33	FactSet Research Systems, Inc.	$14,300
581	Fifth Third Bancorp	19,841
151	First Republic Bank/CA	22,926
240	Franklin Resources, Inc.	6,257
78	Globe Life, Inc.	7,581
295	Goldman Sachs Group, Inc.	98,138
278	Hartford Financial Services Group, Inc.	17,878
1,222	Huntington Bancshares, Inc.	16,375
475	Intercontinental Exchange, Inc.	47,904
287	Invesco, Ltd.	4,727
2,503	JPMorgan Chase & Company	284,667
802	KeyCorporation	14,187
142	Lincoln National Corporation	6,541
168	Loews Corporation	9,292
154	M&T Bank Corporation	27,994
33	MarketAxess Holdings, Inc.	8,203
424	Marsh & McLennan Companies, Inc.	68,420
597	MetLife, Inc.	38,405
136	Moody’s Corporation	38,695
1,194	Morgan Stanley	101,752
71	MSCI, Inc.	31,896
300	Nasdaq, Inc.	17,859
178	Northern Trust Corporation	16,926
351	PNC Financial Services Group, Inc.	55,458
203	Principal Financial Group, Inc.	15,176
503	Progressive Corporation	61,693
324	Prudential Financial, Inc.	31,023
169	Raymond James Financial, Inc.	17,639
799	Regions Financial Corporation	17,314
292	S&P Global, Inc.	102,836
53	Signature Bank	9,241
316	State Street Corporation	21,599
50	SVB Financial Group (a)	20,326
430	Synchrony Financial	14,083
192	T Rowe Price Group, Inc.	23,040
203	Travelers Companies, Inc.	32,813
1,131	Truist Financial Corporation	52,976
1,149	U.S. Bancorp	52,406
181	W.R. Berkley Corporation	11,729
3,245	Wells Fargo & Company	141,840
97	Willis Towers Watson plc	20,063
131	Zions Bancorporation	7,209
		3,094,330
	Health Care — 13.2%
1,470	Abbott Laboratories	150,895
1,449	AbbVie, Inc.	194,833
40	ABIOMED, Inc. (a)	10,371
254	Agilent Technologies, Inc.	32,576
62	Align Technology, Inc. (a)	15,109
128	AmerisourceBergen Corporation	18,760
453	Amgen, Inc.	108,856
426	Baxter International, Inc.	24,478
244	Becton Dickinson and Company	61,590
127	Biogen, Inc. (a)	24,813
21	Bio-Rad Laboratories, Inc. - Class A (a)	10,186
35	Bio-Techne Corporation	11,613
1,192	Boston Scientific Corporation (a)	48,050
1,806	Bristol-Myers Squibb Company	121,742
228	Cardinal Health, Inc.	16,124
150	Catalent, Inc. (a)	13,200
492	Centene Corporation (a)	44,152
46	Charles River Laboratories International, Inc. (a)	9,442
267	Cigna Corporation	75,681
45	Cooper Companies, Inc.	12,935
1,106	CVS Health Corporation	108,554
546	Danaher Corporation	147,370
52	DaVita, Inc. (a)	4,435
182	DENTSPLY SIRONA, Inc.	5,964
329	DexCom, Inc. (a)	27,047
521	Edwards Lifesciences Corporation (a)	46,942
203	Elevance Health, Inc.	98,477
653	Eli Lilly & Company	196,703
1,049	Gilead Sciences, Inc.	66,580
193	HCA Healthcare, Inc.	38,189
119	Henry Schein, Inc. (a)	8,736
213	Hologic, Inc. (a)	14,390
109	Humana, Inc.	52,514
74	IDEXX Laboratories, Inc. (a)	25,724
134	Illumina, Inc. (a)	27,020
159	Incyte Corporation (a)	11,198
298	Intuitive Surgical, Inc. (a)	61,311
160	IQVIA Holdings, Inc. (a)	34,026
2,192	Johnson & Johnson	353,658
78	Laboratory Corporation of America Holdings	17,571

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.7% (Continued)
	Health Care — 13.2% (Continued)
127	McKesson Corporation	$46,609
1,131	Medtronic plc	99,438
2,111	Merck & Company, Inc.	180,195
22	Mettler-Toledo International, Inc. (a)	26,674
278	Moderna, Inc. (a)	36,771
53	Molina Healthcare, Inc. (a)	17,881
212	Organon & Company	6,048
106	PerkinElmer, Inc.	14,316
4,661	Pfizer, Inc.	210,817
101	Quest Diagnostics, Inc.	12,656
94	Regeneron Pharmaceuticals, Inc. (a)	54,620
127	ResMed, Inc.	27,930
84	STERIS plc	16,916
285	Stryker Corporation	58,482
42	Teleflex, Inc.	9,503
328	Thermo Fisher Scientific, Inc.	178,864
781	UnitedHealth Group, Inc.	405,597
57	Universal Health Services, Inc. - Class B	5,577
217	Vertex Pharmaceuticals, Inc. (a)	61,142
1,026	Viatris, Inc.	9,798
51	Waters Corporation (a)	15,229
65	West Pharmaceutical Services, Inc.	19,285
176	Zimmer Biomet Holdings, Inc.	18,712
396	Zoetis, Inc.	61,986
		3,946,861
	Industrials — 7.6%
482	3M Company	59,937
112	A.O. Smith Corporation	6,322
109	Alaska Air Group, Inc. (a)	4,748
78	Allegion plc	7,418
553	American Airlines Group, Inc. (a)	7,183
198	AMETEK, Inc.	23,792
473	Boeing Company (a)	75,798
112	C.H. Robinson Worldwide, Inc.	12,785
727	Carrier Global Corporation	28,440
474	Caterpillar, Inc.	87,552
77	Cintas Corporation	31,327
181	Copart, Inc. (a)	21,657
1,851	CSX Corporation	58,584
124	Cummins, Inc.	26,706
247	Deere & Company	90,216
549	Delta Air Lines, Inc. (a)	17,057
126	Dover Corporation	15,745
341	Eaton Corporation plc	46,594
516	Emerson Electric Company	42,178
101	Equifax, Inc.	19,064
146	Expeditors International of Washington, Inc.	15,022
487	Fastenal Company	24,510
205	FedEx Corporation	43,216
302	Fortive Corporation	19,126
112	Fortune Brands Home & Security, Inc.	6,880
57	Generac Holdings, Inc. (a)	12,563
199	General Dynamics Corporation	45,557
950	General Electric Company	69,768
588	Honeywell International, Inc.	111,338
324	Howmet Aerospace, Inc.	11,479
35	Huntington Ingalls Industries, Inc.	8,059
66	IDEX Corporation	13,280
243	Illinois Tool Works, Inc.	47,343
349	Ingersoll Rand, Inc.	16,532
111	Jacobs Solutions, Inc.	13,828
76	JB Hunt Transport Services, Inc.	13,226
589	Johnson Controls International plc	31,889
165	L3Harris Technologies, Inc.	37,651
118	Leidos Holdings, Inc.	11,216
202	Lockheed Martin Corporation	84,862
203	Masco Corporation	10,327
306	Nielsen Holdings plc	8,519
49	Nordson Corporation	11,131
202	Norfolk Southern Corporation	49,112
125	Northrop Grumman Corporation	59,749
79	Old Dominion Freight Line, Inc.	21,441
368	Otis Worldwide Corporation	26,577
302	PACCAR, Inc.	26,428
109	Parker-Hannifin Corporation	28,885
141	Pentair plc	6,275
125	Quanta Services, Inc.	17,663
1,262	Raytheon Technologies Corporation	113,265
175	Republic Services, Inc.	24,976
95	Robert Half International, Inc.	7,312
101	Rockwell Automation, Inc.	23,931
192	Rollins, Inc.	6,482
49	Snap-on, Inc.	10,675
503	Southwest Airlines Company (a)	18,461
129	Stanley Black & Decker, Inc.	11,365
184	Textron, Inc.	11,478

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.7% (Continued)
	Industrials — 7.6% (Continued)
201	Trane Technologies plc	$30,968
47	TransDigm Group, Inc.	28,218
535	Union Pacific Corporation	120,113
277	United Airlines Holdings, Inc. (a)	9,698
622	United Parcel Service, Inc. - Class B	120,985
63	United Rentals, Inc. (a)	18,399
134	Verisk Analytics, Inc.	25,080
39	W.W. Grainger, Inc.	21,643
325	Waste Management, Inc.	54,934
158	Westinghouse Air Brake Technologies Corporation	13,849
151	Xylem, Inc.	13,756
		2,272,143
	Information Technology — 25.9% (b)
527	Accenture plc - Class A	152,018
399	Adobe, Inc. (a)	149,002
1,366	Advanced Micro Devices, Inc. (a)	115,932
138	Akamai Technologies, Inc. (a)	12,459
508	Amphenol Corporation - Class A	37,353
449	Analog Devices, Inc.	68,037
77	ANSYS, Inc. (a)	19,119
13,049	Apple, Inc.	2,051,563
751	Applied Materials, Inc.	70,647
195	Arista Networks, Inc. (a)	23,377
183	Autodesk, Inc. (a)	36,918
353	Automatic Data Processing, Inc.	86,277
350	Broadcom, Inc.	174,689
103	Broadridge Financial Solutions, Inc.	17,631
239	Cadence Design Systems, Inc. (a)	41,531
117	CDW Corporation	19,972
118	Ceridian HCM Holding, Inc. (a)	7,038
3,558	Cisco Systems, Inc.	159,114
107	Citrix Systems, Inc.	10,996
447	Cognizant Technology Solutions Corporation - Class A	28,237
656	Corning, Inc.	22,514
209	DXC Technology Company (a)	5,179
117	Enphase Energy, Inc. (a)	33,513
51	EPAM Systems, Inc. (a)	21,752
52	F5, Inc. (a)	8,167
526	Fidelity National Information Services, Inc.	48,061
494	Fiserv, Inc. (a)	49,988
70	FleetCor Technologies, Inc. (a)	14,877
567	Fortinet, Inc. (a)	27,607
71	Gartner, Inc. (a)	20,258
241	Global Payments, Inc.	29,939
1,117	Hewlett Packard Enterprise Company	15,191
910	HP, Inc.	26,126
3,494	Intel Corporation	111,528
768	International Business Machines Corporation	98,650
238	Intuit, Inc.	102,764
64	Jack Henry & Associates, Inc.	12,301
277	Juniper Networks, Inc.	7,872
156	Keysight Technologies, Inc. (a)	25,567
127	KLA Corporation	43,705
122	Lam Research Corporation	53,425
731	Mastercard, Inc. - Class A	237,114
477	Microchip Technology, Inc.	31,124
952	Micron Technology, Inc.	53,817
6,331	Microsoft Corporation	1,655,366
40	Monolithic Power Systems, Inc.	18,127
140	Motorola Solutions, Inc.	34,077
189	NetApp, Inc.	13,633
493	NortonLifeLock, Inc.	11,137
2,142	NVIDIA Corporation	323,313
225	NXP Semiconductors NV	37,031
378	ON Semiconductor Corporation (a)	25,995
1,350	Oracle Corporation	100,103
277	Paychex, Inc.	34,165
43	Paycom Software, Inc. (a)	15,102
962	PayPal Holdings, Inc. (a)	89,889
92	PTC, Inc. (a)	10,570
96	Qorvo, Inc. (a)	8,619
965	QUALCOMM, Inc.	127,641
92	Roper Technologies, Inc.	37,037
835	Salesforce, Inc. (a)	130,360
173	Seagate Technology Holdings plc	11,584
171	ServiceNow, Inc. (a)	74,320
140	Skyworks Solutions, Inc.	13,797
51	SolarEdge Technologies, Inc. (a)	14,074
131	Synopsys, Inc. (a)	45,329
281	TE Connectivity, Ltd.	35,465
42	Teledyne Technologies, Inc. (a)	15,471
138	Teradyne, Inc.	11,680
786	Texas Instruments, Inc.	129,855
215	Trimble, Inc. (a)	13,599
36	Tyler Technologies, Inc. (a)	13,374

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.7% (Continued)
	Information Technology — 25.9% (b) (Continued)
83	VeriSign, Inc. (a)	$15,124
1,401	Visa, Inc. - Class A	278,392
275	Western Digital Corporation (a)	11,622
47	Zebra Technologies Corporation - Class A (a)	14,177
		7,752,977
	Materials — 2.4%
191	Air Products and Chemicals, Inc.	48,218
102	Albemarle Corporation	27,332
1,287	Amcor plc	15,456
72	Avery Dennison Corporation	13,221
276	Ball Corporation	15,404
98	Celanese Corporation	10,864
180	CF Industries Holdings, Inc.	18,623
637	Corteva, Inc.	39,131
651	Dow, Inc.	33,201
440	DuPont de Nemours, Inc.	24,482
112	Eastman Chemical Company	10,192
207	Ecolab, Inc.	33,913
109	FMC Corporation	11,781
1,328	Freeport-McMoRan, Inc.	39,309
211	International Flavors & Fragrances, Inc.	23,311
324	International Paper Company	13,485
428	Linde plc	121,063
230	LyondellBasell Industries NV - Class A	19,090
53	Martin Marietta Materials, Inc.	18,429
317	Mosaic Company	17,077
678	Newmont Corporation	28,042
237	Nucor Corporation	31,507
82	Packaging Corporation of America	11,227
199	PPG Industries, Inc.	25,269
128	Sealed Air Corporation	6,888
203	Sherwin-Williams Company	47,116
116	Vulcan Materials Company	19,312
228	Westrock Company	9,255
		732,198
	Real Estate — 2.6%
128	Alexandria Real Estate Equities, Inc.	19,635
383	American Tower Corporation	97,302
121	AvalonBay Communities, Inc.	24,310
125	Boston Properties, Inc.	9,929
91	Camden Property Trust	11,694
277	CBRE Group, Inc. - Class A (a)	21,872
350	Crown Castle, Inc.	59,791
234	Digital Realty Trust, Inc.	28,929
317	Duke Realty Corporation	18,655
75	Equinix, Inc.	49,303
291	Equity Residential	21,295
56	Essex Property Trust, Inc.	14,843
113	Extra Space Storage, Inc.	22,456
62	Federal Realty Investment Trust	6,279
451	Healthpeak Properties, Inc.	11,839
637	Host Hotels & Resorts, Inc.	11,319
243	Iron Mountain, Inc.	12,784
526	Kimco Realty Corporation	11,088
99	Mid-America Apartment Communities, Inc.	16,401
610	Prologis, Inc.	75,952
128	Public Storage	42,346
500	Realty Income Corporation	34,140
132	Regency Centers Corporation	8,031
90	SBA Communications Corporation	29,273
279	Simon Property Group, Inc.	28,452
250	UDR, Inc.	11,218
329	Ventas, Inc.	15,746
831	VICI Properties, Inc.	27,415
136	Vornado Realty Trust	3,566
378	Welltower, Inc.	28,974
633	Weyerhaeuser Company	21,623
		796,460
	Utilities — 2.9%
559	AES Corporation	14,227
213	Alliant Energy Corporation	13,002
220	Ameren Corporation	20,376
433	American Electric Power Company, Inc.	43,387
151	American Water Works Company, Inc.	22,416
120	Atmos Energy Corporation	13,606
534	CenterPoint Energy, Inc.	16,837
245	CMS Energy Corporation	16,547
301	Consolidated Edison, Inc.	29,420
282	Constellation Energy Corporation	23,008
680	Dominion Energy, Inc.	55,625
166	DTE Energy Company	21,636
649	Duke Energy Corporation	69,384
326	Edison International	22,093
175	Entergy Corporation	20,178
196	Evergy, Inc.	13,432

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

August 31, 2022

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.7% (Continued)
	Utilities — 2.9% (Continued)
291	Eversource Energy	$26,100
826	Exelon Corporation	36,270
481	FirstEnergy Corporation	19,024
1,619	NextEra Energy, Inc.	137,711
342	NiSource, Inc.	10,092
204	NRG Energy, Inc.	8,421
97	Pinnacle West Capital Corporation	7,309
618	PPL Corporation	17,971
426	Public Service Enterprise Group, Inc.	27,417
267	Sempra Energy	44,048
896	Southern Company	69,054
264	WEC Energy Group, Inc.	27,229
456	Xcel Energy, Inc.	33,858
		879,678
	TOTAL COMMON STOCKS (Cost $31,451,718)	28,399,785

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 1.0%
71	S&P 500 Index Put, Expiration: 09/16/2022, Exercise Price: $3,860.00	$28,080,500	298,200
	TOTAL PURCHASED OPTIONS (Cost $58,532)		298,200
Shares
	SHORT-TERM INVESTMENTS — 4.2%
	Money Market Funds — 4.2%
1,252,335	Invesco Government & Agency Portfolio - Institutional Class, 2.22% (d)		1,252,335
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,252,335)		1,252,335

	Total Investments (Cost $32,762,585) — 99.9%		29,950,320
	Other Assets in Excess of Liabilities — 0.1%		33,943
	TOTAL NET ASSETS — 100.0%		$29,984,263

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Exchange traded.
(d)	Rate shown is the annualized seven-day yield as of August 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

August 31, 2022

	Nationwide Nasdaq-100® Risk-Managed Income ETF	Nationwide Dow Jones® Risk-Managed Income ETF	Nationwide Russell 2000® Risk-Managed Income ETF	Nationwide S&P 500® Risk-Managed Income ETF
ASSETS
Investments in securities, at value * (Note 2)	$585,232,212	$31,187,365	$13,663,944	$29,950,320
Dividends and interest receivable	532,788	109,563	12,312	52,268
Reclaims receivable	—	—	48	31
Total assets	585,765,000	31,296,928	13,676,304	30,002,619

LIABILITIES
Management fees payable	347,908	18,085	8,334	18,356
Payable for securities purchased	3,777,131	998,748	—	—
Total liabilities	4,125,039	1,016,833	8,334	18,356

NET ASSETS	$581,639,961	$30,280,095	$13,667,970	$29,984,263

Net Assets Consist of:
Paid-in capital	$804,467,168	$34,130,927	$15,680,356	$33,877,725
Total distributable earnings (accumulated deficit)	(222,827,207)	(3,850,832)	(2,012,386)	(3,893,462)
Net assets	$581,639,961	$30,280,095	$13,667,970	$29,984,263

Net Asset Value:
Net assets	$581,639,961	$30,280,095	$13,667,970	$29,984,263
Shares outstanding ^	28,950,000	1,450,000	650,000	1,450,000
Net asset value, offering and redemption price per share	$20.09	$20.88	$21.03	$20.68
* Identified cost:
Investments in securities	$636,108,863	$33,698,645	$15,453,049	$32,762,585

^    No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year/Period Ended August 31, 2022

	Nationwide Nasdaq-100® Risk-Managed Income ETF	Nationwide Dow Jones® Risk-Managed Income ETF (1)	Nationwide Russell 2000® Risk-Managed Income ETF (1)	Nationwide S&P 500® Risk-Managed Income ETF (1)
INCOME
Dividends*	$5,776,390	$429,658	$129,047	$303,941
Interest	27,923	2,944	4,352	4,537
Total investment income	5,804,313	432,602	133,399	308,478

EXPENSES
Management fees	5,083,438	134,802	75,141	133,188
Total expenses	5,083,438	134,802	75,141	133,188
Net investment income (loss)	720,875	297,800	58,258	175,290

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(9,923,866)	(893,430)	(1,075,067)	(692,423)
Written options	(64,947,378)	(446,122)	822,864	(388,774)
Change in unrealized appreciation (depreciation) on:
Investments	(144,816,994)	(2,511,280)	(1,789,105)	(2,812,265)
Net realized and unrealized gain (loss) on investments	(219,688,238)	(3,850,832)	(2,041,308)	(3,893,462)
Net increase (decrease) in net assets resulting from operations	$(218,967,363)	$(3,553,032)	$(1,983,050)	$(3,718,172)

* Net of foreign withholding taxes	$11,363	$—	$277	$80

(1)	The Fund commenced operations on December 16, 2021. The information presented is for the period from December 16 , 2021 to August 31, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Nationwide Nasdaq-100® Risk-Managed Income ETF

	Year Ended August 31, 2022	Year Ended August 31, 2021
OPERATIONS
Net investment income (loss)	$720,875	$189,278
Net realized gain (loss) on investments and written options	(74,871,244)	(36,835,528)
Change in unrealized appreciation (depreciation) on investments	(144,816,994)	70,848,932
Net increase (decrease) in net assets resulting from operations	(218,967,363)	34,202,682

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(720,875)	(189,278)
Tax return of capital to shareholders	(57,824,445)	(20,717,538)
Total distributions to shareholders	(58,545,320)	(20,906,816)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	490,662,925	468,649,890
Payments for shares redeemed	(213,810,745)	(27,653,610)
Net increase (decrease) in net assets derived from capital share transactions (a)	276,852,180	440,996,280
Net increase (decrease) in net assets	$(660,503)	$454,292,146

NET ASSETS
Beginning of year	$582,300,464	$128,008,318
End of year	$581,639,961	$582,300,464

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	17,750,000	16,850,000
Shares redeemed	(9,150,000)	(1,050,000)
Net increase (decrease)	8,600,000	15,800,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Dow Jones® Risk-Managed Income ETF

Period Ended August 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$297,800
Net realized gain (loss) on investments and written options	(1,339,552)
Change in unrealized appreciation (depreciation) on investments	(2,511,280)
Net increase (decrease) in net assets resulting from operations	(3,553,032)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(297,800)
Tax return of capital to shareholders	(1,183,693)
Total distributions to shareholders	(1,481,493)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	35,314,620
Net increase (decrease) in net assets derived from capital share transactions (a)	35,314,620
Net increase (decrease) in net assets	$30,280,095

NET ASSETS
Beginning of period	$—
End of period	$30,280,095

(a)	A summary of capital share transactions is as follows:
Shares
Shares sold	1,450,000
Net increase (decrease)	1,450,000

(1)	Fund inception date of December 16, 2021. The information shown is for the period from December 16, 2021 to August 31, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Russell 2000® Risk-Managed Income ETF

Period Ended August 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$58,258
Net realized gain (loss) on investments and written options	(252,203)
Change in unrealized appreciation (depreciation) on investments	(1,789,105)
Net increase (decrease) in net assets resulting from operations	(1,983,050)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(58,656)
Tax return of capital to shareholders	(759,694)
Total distributions to shareholders	(818,350)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,551,575
Payments for shares redeemed	(1,082,205)
Net increase (decrease) in net assets derived from capital share transactions (a)	16,469,370
Net increase (decrease) in net assets	$13,667,970

NET ASSETS
Beginning of period	$—
End of period	$13,667,970

(a)	A summary of capital share transactions is as follows:
Shares
Shares sold	700,000
Shares redeemed	(50,000)
Net increase (decrease)	650,000

(1)	Fund inception date of December 16, 2021. The information shown is for the period from December 16, 2021 to August 31, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide S&P 500® Risk-Managed Income ETF

Period Ended August 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$175,290
Net realized gain (loss) on investments and written options	(1,081,197)
Change in unrealized appreciation (depreciation) on investments	(2,812,265)
Net increase (decrease) in net assets resulting from operations	(3,718,172)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(175,290)
Tax return of capital to shareholders	(1,267,310)
Total distributions to shareholders	(1,442,600)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	35,145,035
Net increase (decrease) in net assets derived from capital share transactions (a)	35,145,035
Net increase (decrease) in net assets	$29,984,263

NET ASSETS
Beginning of period	$—
End of period	$29,984,263

(a)	A summary of capital share transactions is as follows:
Shares
Shares sold	1,450,000
Net increase (decrease)	1,450,000

(1)	Fund inception date of December 16, 2021. The information shown is for the period from December 16, 2021 to August 31, 2022.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the year/period

Nationwide Nasdaq-100® Risk-Managed Income ETF

	Year Ended August 31,			Period Ended August 31,
	2022	2021		2020(1)
Net asset value, beginning of year/period	$28.61	$28.13		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02	0.02		0.05
Net realized and unrealized gain (loss) on investments (3)	(6.64)	2.59		4.61
Total from investment operations	(6.62)	2.61		4.66

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.02)	(0.02)		(0.04)
Tax return of capital to shareholders	(1.88)	(2.11)		(1.49)
Total distributions to shareholders	(1.90)	(2.13)		(1.53)

Net asset value, end of year/period	$20.09	$28.61		$28.13

Total return	-24.09%	9.61	%(5)	19.72	%(4)(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$581,640	$582,300		$128,008

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68%	0.68%		0.68	%(6)
Net investment income (loss) to average net assets	0.10%	0.07%		0.25	%(6)

Portfolio turnover rate (7)	24%	10%		11	%(4)

(1)	Inception date of December 19, 2019.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)

The return reflects the actual performance for the period and does not include the impact of adjustments made in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Had the adjustments been included, the total return for the periods ended August 31, 2021 and 2020 would have been 9.96% and 19.33%, respectively.

(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Dow Jones® Risk-Managed Income ETF

	Period Ended August 31, 2022 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.24
Net realized and unrealized gain (loss) on investments (3)	(3.15)
Total from investment operations	(2.91)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.24)
Tax return of capital to shareholders	(0.97)
Total distributions to shareholders	(1.21)

Net asset value, end of period	$20.88

Total return	-11.97	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$30,280

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(5)
Net investment income (loss) to average net assets	1.50	%(5)

Portfolio turnover rate (6)	15	%(4)

(1)	Inception date of December 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Russell 2000® Risk-Managed Income ETF

	Period Ended August 31, 2022 (1)

Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.09
Net realized and unrealized gain (loss) on investments (3)	(2.84)
Total from investment operations	(2.75)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.09)
Tax return of capital to shareholders	(1.13)
Total distributions to shareholders	(1.22)

Net asset value, end of period	$21.03

Total return	-11.37	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$13,668

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(5)
Net investment income (loss) to average net assets	0.53	%(5)

Portfolio turnover rate (6)	23	%(4)

(1)	Inception date of December 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide S&P 500® Risk-Managed Income ETF

	Period Ended August 31, 2022 (1)

Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.14
Net realized and unrealized gain (loss) on investments (3)	(3.26)
Total from investment operations	(3.12)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.14)
Tax return of capital to shareholders	(1.06)
Total distributions to shareholders	(1.20)

Net asset value, end of period	$20.68

Total return	-12.84	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$29,984

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(5)
Net investment income (loss) to average net assets	0.89	%(5)

Portfolio turnover rate (6)	13	%(4)

(1)	Inception date of December 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2022

NOTE 1 – ORGANIZATION

Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Nationwide Nasdaq 100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF is to seek current income with downside protection. The inception date for Nationwide Nasdaq-100® Risk-Managed Income ETF is December 19, 2019. The inception date for Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF is December 16, 2021.

The end of the reporting period for the Funds is August 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2022 for Nationwide Nasdaq-100® Risk-Managed Income ETF and the period from December 16, 2021 through August 31, 2022 for Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. GAAP.

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.

Notes to Financial Statements (Continued)

August 31, 2022

The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Nationwide Nasdaq-100® Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$552,488,230	$—	$—	$552,488,230
Purchased Options	—	28,631,250	—	28,631,250
Short-Term Investments	4,112,732	—	—	4,112,732
Total Investments in Securities, at value	$556,600,962	$28,631,250	$—	$585,232,212

Nationwide Dow Jones® Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$29,847,782	$—	$—	$29,847,782
Purchased Options	—	200,050	—	200,050
Short-Term Investments	1,139,533	—	—	1,139,533
Total Investments in Securities, at value	$30,987,315	$200,050	$—	$31,187,365

Notes to Financial Statements (Continued)

August 31, 2022

Nationwide Russell 2000® Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$12,400,243	$—	$—		$12,400,243
Contingent Value Rights	—	—	0	*	0	*
Purchased Options	—	169,975	—		169,975
Short-Term Investments	1,093,726	—	—		1,093,726
Total Investments in Securities, at value	$13,493,969	$169,975	$0	*	$13,663,944

Nationwide S&P 500® Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$28,399,785	$—	$—	$28,399,785
Purchased Options	—	298,200	—	298,200
Short-Term Investments	1,252,335	—	—	1,252,335
Total Investments in Securities, at value	$29,652,120	$298,200	$—	$29,950,320

^	See Schedule of Investments for breakout of investments by sector classification.
*	Represents less than $0.50.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest

Notes to Financial Statements (Continued)

August 31, 2022

income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income or return of capital and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income or return of capital are declared and paid monthly and realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Financial Statements (Continued)

August 31, 2022

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year/period ended August 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Nationwide Nasdaq-100® Risk-Managed Income ETF	$(35,548,034)	$35,548,034
Nationwide Dow Jones® Risk-Managed Income ETF	—	—
Nationwide Russell 2000® Risk-Managed Income ETF	29,320	(29,320)
Nationwide S&P 500® Risk-Managed Income ETF	—	—

During the fiscal year/period ended August 31, 2022, the Funds realized the following net capital gains/losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains/losses are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Nationwide Nasdaq-100® Risk-Managed Income ETF	$35,548,034
Nationwide Dow Jones® Risk-Managed Income ETF	—
Nationwide Russell 2000® Risk-Managed Income ETF	(29,320)
Nationwide S&P 500® Risk-Managed Income ETF	—

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Nationwide Fund Advisors (“NFA” or the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Harvest Volatility Management, LLC (the “Sub-Adviser”): transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.68%, at an annual rate based on each Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer

Notes to Financial Statements (Continued)

August 31, 2022

agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities, options, and in-kind transactions were as follows:

Fund	Purchases	Sales
Nationwide Nasdaq-100® Risk-Managed Income ETF	$174,432,482	$300,500,602
Nationwide Dow Jones® Risk-Managed Income ETF	4,218,861	4,982,655
Nationwide Russell 2000® Risk-Managed Income ETF	3,463,322	4,146,011
Nationwide S&P 500® Risk-Managed Income ETF	3,499,959	5,021,215

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Nationwide Nasdaq-100® Risk-Managed Income ETF	$484,355,296	$207,477,327
Nationwide Dow Jones® Risk-Managed Income ETF	33,842,920	—
Nationwide Russell 2000® Risk-Managed Income ETF	16,669,641	1,006,133
Nationwide S&P 500® Risk-Managed Income ETF	33,855,331	—

NOTE 5 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Options Contracts. Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF may purchase call and put options. The Funds may also write options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a

Notes to Financial Statements (Continued)

August 31, 2022

realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds’ use of derivatives is to hedge or mitigate the downside risk associated with owning equity securities.

The average monthly volume of derivative activity during the current fiscal period was as follows:

	Average Monthly Value
Fund	Purchased Options	Written Options
Nationwide Nasdaq-100® Risk-Managed Income ETF	$9,876,065	$(10,364,875)
Nationwide Dow Jones® Risk-Managed Income ETF	161,015	(505,011)
Nationwide Russell 2000® Risk-Managed Income ETF	172,433	(452,267)
Nationwide S&P 500® Risk-Managed Income ETF	224,855	(751,813)

The effect of derivative instruments on the Statements of Assets and Liabilities as of the current fiscal period end is as follows:

		Asset Derivatives
Fund	Derivatives Not Accounted for as Hedging Instruments	Location	Value
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$28,631,250
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$200,050
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$169,975
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$298,200

Notes to Financial Statements (Continued)

August 31, 2022

The effect of derivative instruments on the Statements of Operations for the current fiscal period is as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$(2,894,940	)*	$26,489,638	**
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Written Options	(64,947,378)		—
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$(330,918	)*	$157,552	**
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Written Options	(446,122)		—
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$(461,520	)*	$122,303	**
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Written Options	822,864		—
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$183,140	*	$239,668	**
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Written Options	(388,774)		—

*	Included in net realized gain (loss) on investments as reported in the Statements of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.

NOTE 6 – INCOME TAX INFORMATION

The components of tax basis cost of investments and distributable earnings (accumulated deficit) for federal income tax purposes at August 31, 2022, was as follows:

	Nationwide Nasdaq-100® Risk-Managed Income ETF	Nationwide Dow Jones® Risk-Managed Income ETF	Nationwide Russell 2000® Risk-Managed Income ETF	Nationwide S&P 500® Risk-Managed Income ETF
Tax cost of investments	$677,574,519	$34,280,431	$15,575,705	$33,071,818
Gross tax unrealized appreciation	$50,245,571	$857,482	$990,143	$1,167,128
Gross tax unrealized depreciation	(142,587,878)	(3,950,548)	(2,901,904)	(4,288,626)
Net tax unrealized appreciation (depreciation)	(92,342,307)	(3,093,066)	(1,911,761)	(3,121,498)
Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(130,484,900)	(757,766)	(100,625)	(771,964)
Distributed earnings (accumulated deficit)	$(222,827,207)	$(3,850,832)	$(2,012,386)	$(3,893,462)

The difference between book and tax-basis cost is due primarily to timing differences in recognizing wash sale losses in security transactions and tax treatment of certain derivatives.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2022, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

Notes to Financial Statements (Continued)

August 31, 2022

As of August 31, 2022, the Funds had the following capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Nationwide Nasdaq-100® Risk-Managed Income ETF	$64,875,326	$65,609,574
Nationwide Dow Jones® Risk-Managed Income ETF	386,073	371,693
Nationwide Russell 2000® Risk-Managed Income ETF	100,625	—
Nationwide S&P 500® Risk-Managed Income ETF	495,283	—

The tax character of distributions declared by the Funds during the year/period ended August 31, 2022 and period ended August 31, 2021 was as follows:

	Year/Period Ended August 31, 2022
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Nasdaq-100® Risk-Managed Income ETF	$720,875	$—	$57,824,445
Nationwide Dow Jones® Risk-Managed Income ETF	297,800	—	1,183,693
Nationwide Russell 2000® Risk-Managed Income ETF	58,656	—	759,694
Nationwide S&P 500® Risk-Managed Income ETF	175,290	—	1,267,310

Year Ended August 31, 2021
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Nasdaq-100® Risk-Managed Income ETF	$189,278	$—	$20,717,538
Nationwide Dow Jones® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A	N/A	N/A

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF is $500, payable to the Custodian. The standard fixed transaction fee for Nationwide Russell 2000® Risk-Managed Income ETF is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may

Notes to Financial Statements (Continued)

August 31, 2022

be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the Capital Shares Transactions section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Derivatives Risk. The Funds invest in options that derive their performance from the performance of an underlying reference asset. Derivatives, such as the options in which the Funds invest, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may have investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Funds. The Funds could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their reference asset, or if the Funds are unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, ownership by affiliated funds and the parent company of the Adviser was as follows:

Fund	Shares Owned	Percentage of Total Shares Outstanding
Nationwide Dow Jones® Risk-Managed Income ETF	600,000	41.38%
Nationwide Russell 2000® Risk-Managed Income ETF	590,000	90.77%
Nationwide S&P 500® Risk-Managed Income ETF	600,000	41.38%

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nationwide ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Nationwide Nasdaq-100 Risk-Managed Income ETF (formerly, Nationwide Risk-Managed Income ETF), Nationwide Dow Jones Risk-Managed Income ETF, Nationwide Russell 2000 Risk-Managed Income ETF, and Nationwide S&P 500 Risk-Managed Income ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Nationwide Nasdaq-100 Risk-Managed Income ETF	For the year ended August 31, 2022	For the years ended August 31, 2022 and 2021	For the years ended August 31, 2022 and 2021 and for the period from December 19, 2019 (commencement of operations) through August 31, 2020
Nationwide Dow Jones Risk-Managed Income ETF, Nationwide Russell 2000 Risk-Managed Income ETF, and Nationwide S&P 500 Risk-Managed Income ETF	For the period from December 16, 2021 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Nationwide Funds Advisors’ investment companies since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 17, 2022

Trustees and Officers (Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	52	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	52	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	52	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	52	None

Trustees and Officers (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

Expense Examples

For the Six-Months Ended August 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Nationwide Nasdaq-100® Risk-Managed Income ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 850.10	$3.17
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.78	$3.47

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Nationwide Dow Jones® Risk-Managed Income ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 921.90	$3.29
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.78	$3.47

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Expense Examples (Continued)

For the Six-Months Ended August 31, 2022 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 920.10	$3.29
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.78	$3.47

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Nationwide S&P 500® Risk-Managed Income ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 922.10	$3.29
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.78	$3.47

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Approval of Advisory Agreements and Board Considerations (Unaudited)

Nationwide Nasdaq-100® Risk-Managed Income ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Nationwide Fund Advisors (the “Adviser”) and the Trust, on behalf of the Nationwide Nasdaq-100 Risk-Managed Income ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Harvest Volatility Management, LLC (the “Sub-Adviser” and, together with the Adviser, the “Advisers”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services provided by the Advisers; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Advisers or their affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Advisers in connection with their services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Advisers and their affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Advisers, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to their roles as investment adviser and sub-adviser, respectively, to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Agreements should be continued. Additionally, representatives from the Advisers provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Advisers, and additional information about the Advisers’ personnel and business operations. The Board then discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting, and deliberated on the approval of the continuation of the Agreements in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.

Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended March 31, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of comparable ETFs selected by Barrington Partners (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – U.S. Fund Options Trading (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s

Approval of Advisory Agreements and Board Considerations (Unaudited) (Continued)

performance results. The funds included by the Adviser in the Selected Peer Group include those that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and principal investment strategies as the Fund. The Board took into consideration the Adviser’s view that none of the funds in the Selected Peer Group provide the same three areas of focus as the Fund: (1) options trading to reduce downside risk, (2) high current income, and (3) growth style stock investing.

The Board noted that, for each of the one-year and since inception periods ended March 31, 2022, the Fund underperformed its broad-based benchmark, the Cboe S&P 500® Zero-Cost Put Spread Collar Index. The Cboe S&P 500 Zero-Cost Put Spread Collar Index is designed to track the performance of a hypothetical option trading strategy that (1) holds a long position indexed to the S&P 500® Index; (2) on a monthly basis buys a 2.5% to 5% S&P 500 Index (“SPX”) put option spread; and (3) sells a monthly out-of-the-money SPX call option to cover the cost of the put option spread.

The Board noted that, for the one-year period ended March 31, 2022, the Fund significantly underperformed the median return of its Peer Group and Category Peer Group. The Board also considered that the Fund had worse performance than all of the funds in the Selected Peer Group for the same one-year period.

Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to its Peer Group and Category Peer Group as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio, but within the range, of the funds in the Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the

Approval of Advisory Agreements and Board Considerations (Unaudited) (Continued)

Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, and marketing practices.

The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

Historical Performance. The Trustees next reviewed the Fund’s performance, noting that the Sub-Adviser’s portfolio managers actively manage the Fund’s investments. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance. In particular, the Board considered the Barrington Report, which compared the Fund’s performance with the returns of the Peer Group and the Category Peer Group for the periods ended March 31, 2022, as well as other relevant information contained in the Materials, including a comparison of the Fund’s performance with the returns of the Selected Peer Group. The Board considered the Sub-Adviser’s performance with respect to the Fund’s past investment performance in light of these reports.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally lower than or in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size, noting that the Fund’s sub-advisory fee rate increases when Fund assets under management rise above specified levels. As a result, any benefits from the existing sub-advisory fee schedule would accrue to the Sub-Adviser; whereas, if the sub-advisory fee schedule included breakpoints, any benefits from an increase in assets under management would accrue to the Adviser due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Federal Tax Information (Unaudited)

For the fiscal year/period ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Nationwide Nasdaq-100® Risk-Managed Income ETF	100%
Nationwide Dow Jones® Risk-Managed Income ETF	100%
Nationwide Russell 2000® Risk-Managed Income ETF	100%
Nationwide S&P 500® Risk-Managed Income ETF	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year/period ended August 31, 2022 was as follows:

Nationwide Nasdaq-100® Risk-Managed Income ETF	100%
Nationwide Dow Jones® Risk-Managed Income ETF	100%
Nationwide Russell 2000® Risk-Managed Income ETF	100%
Nationwide S&P 500® Risk-Managed Income ETF	100%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Nationwide Nasdaq-100® Risk-Managed Income ETF	0%
Nationwide Dow Jones® Risk-Managed Income ETF	0%
Nationwide Russell 2000® Risk-Managed Income ETF	0%
Nationwide S&P 500® Risk-Managed Income ETF	0%

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.etf.nationwide.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.etf.nationwide.com daily.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.etf.nationwide.com.

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Adviser

Nationwide Fund Advisors
One Nationwide Plaza
Columbus, Ohio 43215

Sub-Adviser

Harvest Volatility Management, LLC
420 Lexington Avenue, Suite 2620
New York, New York, 10170

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Nationwide Nasdaq-100® Risk-Managed Income ETF

Symbol – NUSI	CUSIP – 26922A172

Nationwide Dow Jones® Risk-Managed Income ETF

Symbol – NDJI	CUSIP – 26922B758

Nationwide Russell 2000® Risk-Managed Income ETF

Symbol – NTKI	CUSIP – 26922B741

Nationwide S&P 500® Risk-Managed Income ETF

Symbol – NSPI	CUSIP – 26922B766

AR-ETF (10/22)

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Nationwide Nasdaq-100® Risk-Managed Income ETF

	FYE 8/31/2022	FYE 8/31/2021
Audit Fees	$14,500	$14,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

Nationwide Dow Jones® Risk-Managed Income ETF

	FYE 8/31/2022	FYE 8/31/2021
Audit Fees	$14,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,500	N/A
All Other Fees	$0	N/A

Nationwide Russell 2000® Risk-Managed Income ETF

	FYE 8/31/2022	FYE 8/31/2021
Audit Fees	$14,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,500	N/A
All Other Fees	$0	N/A

Nationwide S&P 500® Risk-Managed Income ETF

	FYE 8/31/2022	FYE 8/31/2021
Audit Fees	$14,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,500	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Nationwide Nasdaq-100® Risk-Managed Income ETF

	FYE 8/31/2022	FYE 8/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Nationwide Dow Jones® Risk-Managed Income ETF

	FYE 8/31/2022	FYE 8/31/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Nationwide Russell 2000® Risk-Managed Income ETF

	FYE 8/31/2022	FYE 8/31/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Nationwide S&P 500® Risk-Managed Income ETF

	FYE 8/31/2022	FYE 8/31/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Nationwide Nasdaq-100® Risk-Managed Income ETF

Non-Audit Related Fees	FYE 8/31/2022	FYE 8/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Nationwide Dow Jones® Risk-Managed Income ETF

Non-Audit Related Fees	FYE 8/31/2022	FYE 8/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Nationwide Russell 2000® Risk-Managed Income ETF

Non-Audit Related Fees	FYE 8/31/2022	FYE 8/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Nationwide S&P 500® Risk-Managed Income ETF

Non-Audit Related Fees	FYE 8/31/2022	FYE 8/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1)Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)
Date	10/20/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)
Date	10/20/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)
Date	10/20/2022

* Print the name and title of each signing officer under his or her signature.